UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST
(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-644-1800

Date of fiscal year end: June 30

Date of reporting period: July 1, 2024 – June 30, 2025

Item 1.	Report to Shareholders.

(a)

This annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund - Class C for the period of July 1, 2024 to June 30, 2025. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class C:

CEMGX

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$210	2.00%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Emerging Market High Dividend Fund’s underperformance versus the MSCI Emerging Markets Index during the period was primarily due to the Fund’s stock selection within the Real Estate, Consumer Staples, and Materials sectors. Partially offsetting relative performance during the period was the Fund’s stock selection within the Financials and Utilities sectors along with the Fund’s underweight allocation to the Communication Services sector. The Fund benefitted from attractive stock selection in the UAE and overweight allocation to Greece, the UAE, and Poland.  Partially offsetting relative performance during the period was the Fund’s stock selection in China, India, and South Korea.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI Emerging Markets Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class C
MSCI Emerging Markets Index
$20k
$15k
$10k
$5k
$0
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24
Jun'25

	Class C	MSCI Emerging Markets Index
Jun'15	10000	10000
Jun'16	8995	8795
Jun'17	10447	10883
Jun'18	10625	11775
Jun'19	10617	11918
Jun'20	9534	11514
Jun'21	13300	16224
Jun'22	10828	12121
Jun'23	12572	12334
Jun'24	15294	13881
Jun'25	16780	16003

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$1,160,154,411
# of Portfolio Holdings	67
Portfolio Turnover Rate	118%
Total Advisory Fees Paid	$7,493,939

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class C	9.72%	11.97%	5.31%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true for current month-end performance.

The MSCI Emerging Markets Index is an unmanaged index of common stocks of global emerging economies.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Banking 21.84%
Tech Hardware & Semiconductors 21.42%
Real Estate 8.42%
Utilities 7.72%
Consumer Discretionary Products 6.61%
Consumer Staple Products 6.12%
Materials 4.99%
Media 4.72%
Oil & Gas 4.10%
Industrial Services 3.72%
Consumer Discretionary Services 3.47%
Retail & Wholesale - Discretionary 2.42%
Financial Services 2.05%
Insurance 1.18%
Industrial Products 1.10%
Telecommunications 0.08%
Software & Tech Services 0.04%

Value	Value
Software & Tech Services	0.04%
Telecommunications	0.08%
Industrial Products	1.10%
Insurance	1.18%
Financial Services	2.05%
Retail & Wholesale - Discretionary	2.42%
Consumer Discretionary Services	3.47%
Industrial Services	3.72%
Oil & Gas	4.10%
Media	4.72%
Materials	4.99%
Consumer Staple Products	6.12%
Consumer Discretionary Products	6.61%
Utilities	7.72%
Real Estate	8.42%
Tech Hardware & Semiconductors	21.42%
Banking	21.84%

COUNTRY

(Expressed as % of Total Investments)

China
20.90%
Taiwan
19.78%
India
11.75%
South Korea
9.90%
Greece
9.18%
Mexico
7.09%
United Arab Emirates
7.00%
Brazil
4.84%
Poland
1.79%
Malaysia
1.68%
Philippines
1.54%
Panama
1.28%
Hong Kong
1.18%
United States
0.75%
Vietnam
0.40%
South Africa
0.40%
Canada
0.31%
Nigeria
0.08%
Turkey
0.06%
Kazakhstan
0.04%
Saudi Arabia
0.03%
Indonesia
0.02%

Value	Value
Indonesia	0.02%
Saudi Arabia	0.03%
Kazakhstan	0.04%
Turkey	0.06%
Nigeria	0.08%
Canada	0.31%
South Africa	0.40%
Vietnam	0.40%
United States	0.75%
Hong Kong	1.18%
Panama	1.28%
Philippines	1.54%
Malaysia	1.68%
Poland	1.79%
Brazil	4.84%
United Arab Emirates	7.00%
Mexico	7.09%
Greece	9.18%
South Korea	9.90%
India	11.75%
Taiwan	19.78%
China	20.90%

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class C:

CEMGX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true.

This annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund - Class I for the period of July 1, 2024 to June 30, 2025. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class I:

CEMFX

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$105	1.00%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Emerging Market High Dividend Fund’s underperformance versus the MSCI Emerging Markets Index during the period was primarily due to the Fund’s stock selection within the Real Estate, Consumer Staples, and Materials sectors. Partially offsetting relative performance during the period was the Fund’s stock selection within the Financials and Utilities sectors along with the Fund’s underweight allocation to the Communication Services sector. The Fund benefitted from attractive stock selection in the UAE and overweight allocation to Greece, the UAE, and Poland.  Partially offsetting relative performance during the period was the Fund’s stock selection in China, India, and South Korea.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI Emerging Markets Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class I
MSCI Emerging Markets Index
$20k
$15k
$10k
$5k
$0
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24
Jun'25

	Class I	MSCI Emerging Markets Index
Jun'15	10000	10000
Jun'16	9100	8795
Jun'17	10670	10883
Jun'18	10960	11775
Jun'19	11063	11918
Jun'20	10038	11514
Jun'21	14145	16224
Jun'22	11634	12121
Jun'23	13633	12334
Jun'24	16748	13881
Jun'25	18571	16003

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$1,160,154,411
# of Portfolio Holdings	67
Portfolio Turnover Rate	118%
Total Advisory Fees Paid	$7,493,939

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class I	10.89%	13.09%	6.39%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true for current month-end performance.

The MSCI Emerging Markets Index is an unmanaged index of common stocks of global emerging economies.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Software & Tech Services	0.04%
Telecommunications	0.08%
Industrial Products	1.10%
Insurance	1.18%
Financial Services	2.05%
Retail & Wholesale - Discretionary	2.42%
Consumer Discretionary Services	3.47%
Industrial Services	3.72%
Oil & Gas	4.10%
Media	4.72%
Materials	4.99%
Consumer Staple Products	6.12%
Consumer Discretionary Products	6.61%
Utilities	7.72%
Real Estate	8.42%
Tech Hardware & Semiconductors	21.42%
Banking	21.84%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Indonesia	0.02%
Saudi Arabia	0.03%
Kazakhstan	0.04%
Turkey	0.06%
Nigeria	0.08%
Canada	0.31%
South Africa	0.40%
Vietnam	0.40%
United States	0.75%
Hong Kong	1.18%
Panama	1.28%
Philippines	1.54%
Malaysia	1.68%
Poland	1.79%
Brazil	4.84%
United Arab Emirates	7.00%
Mexico	7.09%
Greece	9.18%
South Korea	9.90%
India	11.75%
Taiwan	19.78%
China	20.90%

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class I:

CEMFX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true.

This annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund - Retail Class for the period of July 1, 2024 to June 30, 2025. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Retail Class:

CEMDX

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$132	1.25%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Emerging Market High Dividend Fund’s underperformance versus the MSCI Emerging Markets Index during the period was primarily due to the Fund’s stock selection within the Real Estate, Consumer Staples, and Materials sectors. Partially offsetting relative performance during the period was the Fund’s stock selection within the Financials and Utilities sectors along with the Fund’s underweight allocation to the Communication Services sector. The Fund benefitted from attractive stock selection in the UAE and overweight allocation to Greece, the UAE, and Poland.  Partially offsetting relative performance during the period was the Fund’s stock selection in China, India, and South Korea.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI Emerging Markets Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Retail Class
MSCI Emerging Markets Index
$20k
$15k
$10k
$5k
$0
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24
Jun'25

	Retail Class	MSCI Emerging Markets Index
Jun'15	10000	10000
Jun'16	9066	8795
Jun'17	10604	10883
Jun'18	10867	11775
Jun'19	10939	11918
Jun'20	9903	11514
Jun'21	13914	16224
Jun'22	11416	12121
Jun'23	13348	12334
Jun'24	16359	13881
Jun'25	18088	16003

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$1,160,154,411
# of Portfolio Holdings	67
Portfolio Turnover Rate	118%
Total Advisory Fees Paid	$7,493,939

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Retail Class	10.57%	12.80%	6.11%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true for current month-end performance.

The MSCI Emerging Markets Index is an unmanaged index of common stocks of global emerging economies.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Software & Tech Services	0.04%
Telecommunications	0.08%
Industrial Products	1.10%
Insurance	1.18%
Financial Services	2.05%
Retail & Wholesale - Discretionary	2.42%
Consumer Discretionary Services	3.47%
Industrial Services	3.72%
Oil & Gas	4.10%
Media	4.72%
Materials	4.99%
Consumer Staple Products	6.12%
Consumer Discretionary Products	6.61%
Utilities	7.72%
Real Estate	8.42%
Tech Hardware & Semiconductors	21.42%
Banking	21.84%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Indonesia	0.02%
Saudi Arabia	0.03%
Kazakhstan	0.04%
Turkey	0.06%
Nigeria	0.08%
Canada	0.31%
South Africa	0.40%
Vietnam	0.40%
United States	0.75%
Hong Kong	1.18%
Panama	1.28%
Philippines	1.54%
Malaysia	1.68%
Poland	1.79%
Brazil	4.84%
United Arab Emirates	7.00%
Mexico	7.09%
Greece	9.18%
South Korea	9.90%
India	11.75%
Taiwan	19.78%
China	20.90%

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Retail Class:

CEMDX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true.

This annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund - Class C for the period of July 1, 2024 to June 30, 2025. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class C:

ENHCX

CULLEN ENHANCED EQUITY INCOME FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$182	1.75%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Enhanced Equity Income Fund’s underperformance versus the S&P 500® Index during the period was primarily due to the Fund’s underweight exposure to, and stock selection in, the Information Technology sector, the S&P 500® Index's strongest performing sector in the period. Stock selection within the Communication Services and Health Care sectors also negatively affected relative performance although stock selection within the Financials sector slightly offset same. The Fund’s use of covered call options contributed premiums of approximately 3.1% of average net assets during the period.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment in the share class noted since inception. The result is compared with the S&P 500® Index, which is a broad-based index and the Cboe S&P 500 BuyWrite Index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class C
S&P 500® Index
Cboe S&P 500 BuyWrite Index
$40k
$30k
$20k
$10k
$0
Dec'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24
Jun'25

	Class C	S&P 500® Index	Cboe S&P 500 BuyWrite Index
Dec'15	10000	10000	10000
Jun'16	10631	10395	10256
Jun'17	11658	12255	11492
Jun'18	11521	14017	12329
Jun'19	12438	15477	12720
Jun'20	11592	16639	11328
Jun'21	15494	23427	14418
Jun'22	14892	20940	14041
Jun'23	15844	25043	15308
Jun'24	16374	31192	16672
Jun'25	17611	35922	18380

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$152,450,784
# of Portfolio Holdings	33
Portfolio Turnover Rate	150%
Total Advisory Fees Paid	$750,623

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	Since Inception
Class C	7.56%	8.72%	6.11%
S&P 500® Index	15.16%	16.64%	14.34%
Cboe S&P 500 BuyWrite Index	10.25%	10.16%	6.59%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true for current month-end performance.

The Standard & Poor's 500® Stock Index (S&P 500®) is an unmanaged index commonly used to measure performance of U.S. Stocks. The Cboe S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500® index call options.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Banking
14.81%
Health Care
13.48%
Consumer Staple Products
11.72%
Oil & Gas
10.55%
Utilities
6.93%
Telecommunications
6.76%
Real Estate
6.69%
Industrial Products
5.45%
Materials
4.71%
Industrial Services
4.35%
Tech Hardware & Semiconductors
4.14%
Retail & Wholesale - Staples
3.22%
Software & Tech Services
2.63%
Media
2.62%
Retail & Wholesale - Discretionary
1.94%

Value	Value
Retail & Wholesale - Discretionary	1.94%
Media	2.62%
Software & Tech Services	2.63%
Retail & Wholesale - Staples	3.22%
Tech Hardware & Semiconductors	4.14%
Industrial Services	4.35%
Materials	4.71%
Industrial Products	5.45%
Real Estate	6.69%
Telecommunications	6.76%
Utilities	6.93%
Oil & Gas	10.55%
Consumer Staple Products	11.72%
Health Care	13.48%
Banking	14.81%

COUNTRY

(Expressed as % of Total Investments)

United States
93.81%
Ireland
4.30%
Australia
1.89%

Value	Value
Australia	1.89%
Ireland	4.30%
United States	93.81%

CULLEN ENHANCED EQUITY INCOME FUND

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class C:

ENHCX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true.

This annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund - Class I for the period of July 1, 2024 to June 30, 2025. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class I:

ENHNX

CULLEN ENHANCED EQUITY INCOME FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$78	0.75%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Enhanced Equity Income Fund’s underperformance versus the S&P 500® Index during the period was primarily due to the Fund’s underweight exposure to, and stock selection in, the Information Technology sector, the S&P 500® Index's strongest performing sector in the period. Stock selection within the Communication Services and Health Care sectors also negatively affected relative performance although stock selection within the Financials sector slightly offset same. The Fund’s use of covered call options contributed premiums of approximately 3.1% of average net assets during the period.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment in the share class noted since inception. The result is compared with the S&P 500® Index, which is a broad-based index and the Cboe S&P 500 BuyWrite Index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class I
S&P 500® Index
Cboe S&P 500 BuyWrite Index
$40k
$30k
$20k
$10k
$0
Dec'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24
Jun'25

	Class I	S&P 500® Index	Cboe S&P 500 BuyWrite Index
Dec'15	10000	10000	10000
Jun'16	10688	10395	10256
Jun'17	11841	12255	11492
Jun'18	11813	14017	12329
Jun'19	12879	15477	12720
Jun'20	12117	16639	11328
Jun'21	16369	23427	14418
Jun'22	15894	20940	14041
Jun'23	17078	25043	15308
Jun'24	17827	31192	16672
Jun'25	19355	35922	18380

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$152,450,784
# of Portfolio Holdings	33
Portfolio Turnover Rate	150%
Total Advisory Fees Paid	$750,623

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	Since Inception
Class I	8.57%	9.82%	7.17%
S&P 500® Index	15.16%	16.64%	14.34%
Cboe S&P 500 BuyWrite Index	10.25%	10.16%	6.59%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true for current month-end performance.

The Standard & Poor's 500® Stock Index (S&P 500®) is an unmanaged index commonly used to measure performance of U.S. Stocks. The Cboe S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500® index call options.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Discretionary	1.94%
Media	2.62%
Software & Tech Services	2.63%
Retail & Wholesale - Staples	3.22%
Tech Hardware & Semiconductors	4.14%
Industrial Services	4.35%
Materials	4.71%
Industrial Products	5.45%
Real Estate	6.69%
Telecommunications	6.76%
Utilities	6.93%
Oil & Gas	10.55%
Consumer Staple Products	11.72%
Health Care	13.48%
Banking	14.81%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Australia	1.89%
Ireland	4.30%
United States	93.81%

CULLEN ENHANCED EQUITY INCOME FUND

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class I:

ENHNX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true.

This annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund - Retail Class for the period of July 1, 2024 to June 30, 2025. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Retail Class:

ENHRX

CULLEN ENHANCED EQUITY INCOME FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$104	1.00%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Enhanced Equity Income Fund’s underperformance versus the S&P 500® Index during the period was primarily due to the Fund’s underweight exposure to, and stock selection in, the Information Technology sector, the S&P 500® Index's strongest performing sector in the period. Stock selection within the Communication Services and Health Care sectors also negatively affected relative performance although stock selection within the Financials sector slightly offset same. The Fund’s use of covered call options contributed premiums of approximately 3.1% of average net assets during the period.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment in the share class noted since inception. The result is compared with the S&P 500® Index, which is a broad-based index and the Cboe S&P 500 BuyWrite Index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Retail Class
S&P 500® Index
Cboe S&P 500 BuyWrite Index
$40k
$30k
$20k
$10k
$0
Dec'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24
Jun'25

	Retail Class	S&P 500® Index	Cboe S&P 500 BuyWrite Index
Dec'15	10000	10000	10000
Jun'16	10669	10395	10256
Jun'17	11788	12255	11492
Jun'18	11738	14017	12329
Jun'19	12758	15477	12720
Jun'20	11982	16639	11328
Jun'21	16149	23427	14418
Jun'22	15634	20940	14041
Jun'23	16746	25043	15308
Jun'24	17456	31192	16672
Jun'25	18899	35922	18380

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$152,450,784
# of Portfolio Holdings	33
Portfolio Turnover Rate	150%
Total Advisory Fees Paid	$750,623

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	Since Inception
Retail Class	8.38%	9.54%	6.90%
S&P 500® Index	15.16%	16.64%	14.34%
Cboe S&P 500 BuyWrite Index	10.25%	10.16%	6.59%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true for current month-end performance.

The Standard & Poor's 500® Stock Index (S&P 500®) is an unmanaged index commonly used to measure performance of U.S. Stocks. The Cboe S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500® index call options.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Discretionary	1.94%
Media	2.62%
Software & Tech Services	2.63%
Retail & Wholesale - Staples	3.22%
Tech Hardware & Semiconductors	4.14%
Industrial Services	4.35%
Materials	4.71%
Industrial Products	5.45%
Real Estate	6.69%
Telecommunications	6.76%
Utilities	6.93%
Oil & Gas	10.55%
Consumer Staple Products	11.72%
Health Care	13.48%
Banking	14.81%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Australia	1.89%
Ireland	4.30%
United States	93.81%

CULLEN ENHANCED EQUITY INCOME FUND

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Retail Class:

ENHRX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true.

This annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Class C for the period of July 1, 2024 to June 30, 2025. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class C:

CHVCX

CULLEN HIGH DIVIDEND EQUITY FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$184	1.75%

HOW DID THE FUND PERFORM THE PAST YEAR?

The High Dividend Fund’s underperformance versus the S&P 500® Index during the period was primarily due to the Fund’s underweight allocation to and selection in the Information Technology sector, the best performing sector for the period. Stock selection within the Communication Services and Health Care sectors also detracted from relative performance for the year. The Fund’s stock selection within the Financials sector slightly contributed to relative performance.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500® Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class C
S&P 500® Index
$40k
$30k
$20k
$10k
$0
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24
Jun'25

	Class C	S&P 500® Index
Jun'15	10000	10000
Jun'16	11028	10399
Jun'17	12213	12260
Jun'18	12656	14023
Jun'19	13780	15483
Jun'20	12135	16645
Jun'21	16280	23436
Jun'22	15581	20948
Jun'23	16744	25053
Jun'24	17851	31204
Jun'25	19778	35936

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$665,952,647
# of Portfolio Holdings	40
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$4,542,469

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class C	10.79%	10.26%	7.06%
S&P 500® Index	15.16%	16.64%	13.65%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true for current month-end performance.

The Standard & Poor's  500® Stock Index (S&P  500®) is an unmanaged index commonly used to measure performance of U.S. stocks.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Industrial Products 12.70%
Health Care 11.85%
Open End Fund 10.30%
Consumer Staple Products 9.92%
Banking 9.14%
Oil & Gas 6.82%
Tech Hardware & Semiconductors 6.38%
Insurance 6.35%
Utilities 5.85%
Retail & Wholesale - Discretionary 4.60%
Real Estate 4.57%
Telecommunications 3.23%
Financial Services 3.02%
Software & Tech Services 2.73%
Retail & Wholesale - Staples 1.68%
Materials 0.86%

Value	Value
Materials	0.86%
Retail & Wholesale - Staples	1.68%
Software & Tech Services	2.73%
Financial Services	3.02%
Telecommunications	3.23%
Real Estate	4.57%
Retail & Wholesale - Discretionary	4.60%
Utilities	5.85%
Insurance	6.35%
Tech Hardware & Semiconductors	6.38%
Oil & Gas	6.82%
Banking	9.14%
Consumer Staple Products	9.92%
Open End Fund	10.30%
Health Care	11.85%
Industrial Products	12.70%

COUNTRY

(Expressed as % of Total Investments)

United States
86.57%
United Kingdom
4.54%
Germany
3.27%
Switzerland
2.88%
Ireland
2.74%

Value	Value
Ireland	2.74%
Switzerland	2.88%
Germany	3.27%
United Kingdom	4.54%
United States	86.57%

CULLEN HIGH DIVIDEND EQUITY FUND

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class C:

CHVCX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true.

This annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Class I for the period of July 1, 2024 to June 30, 2025. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class I:

CHDVX

CULLEN HIGH DIVIDEND EQUITY FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$79	0.75%

HOW DID THE FUND PERFORM THE PAST YEAR?

The High Dividend Fund’s underperformance versus the S&P 500® Index during the period was primarily due to the Fund’s underweight allocation to and selection in the Information Technology sector, the best performing sector for the period. Stock selection within the Communication Services and Health Care sectors also detracted from relative performance for the year. The Fund’s stock selection within the Financials sector slightly contributed to relative performance.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500® Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class I
S&P 500® Index
$40k
$30k
$20k
$10k
$0
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24
Jun'25

	Class I	S&P 500® Index
Jun'15	10000	10000
Jun'16	11137	10399
Jun'17	12432	12260
Jun'18	13037	14023
Jun'19	14343	15483
Jun'20	12760	16645
Jun'21	17288	23436
Jun'22	16710	20948
Jun'23	18133	25053
Jun'24	19535	31204
Jun'25	21865	35936

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$665,952,647
# of Portfolio Holdings	40
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$4,542,469

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class I	11.93%	11.37%	8.14%
S&P 500® Index	15.16%	16.64%	13.65%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true for current month-end performance.

The Standard & Poor's  500® Stock Index (S&P  500®) is an unmanaged index commonly used to measure performance of U.S. stocks.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Materials	0.86%
Retail & Wholesale - Staples	1.68%
Software & Tech Services	2.73%
Financial Services	3.02%
Telecommunications	3.23%
Real Estate	4.57%
Retail & Wholesale - Discretionary	4.60%
Utilities	5.85%
Insurance	6.35%
Tech Hardware & Semiconductors	6.38%
Oil & Gas	6.82%
Banking	9.14%
Consumer Staple Products	9.92%
Open End Fund	10.30%
Health Care	11.85%
Industrial Products	12.70%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Ireland	2.74%
Switzerland	2.88%
Germany	3.27%
United Kingdom	4.54%
United States	86.57%

CULLEN HIGH DIVIDEND EQUITY FUND

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class I:

CHDVX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true.

This annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Retail Class for the period of July 1, 2024 to June 30, 2025. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Retail Class:

CHDEX

CULLEN HIGH DIVIDEND EQUITY FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$106	1.00%

HOW DID THE FUND PERFORM THE PAST YEAR?

The High Dividend Fund’s underperformance versus the S&P 500® Index during the period was primarily due to the Fund’s underweight allocation to and selection in the Information Technology sector, the best performing sector for the period. Stock selection within the Communication Services and Health Care sectors also detracted from relative performance for the year. The Fund’s stock selection within the Financials sector slightly contributed to relative performance.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500® Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Retail Class
S&P 500® Index
$40k
$30k
$20k
$10k
$0
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24
Jun'25

	Retail Class	S&P 500® Index
Jun'15	10000	10000
Jun'16	11103	10399
Jun'17	12364	12260
Jun'18	12941	14023
Jun'19	14193	15483
Jun'20	12594	16645
Jun'21	17015	23436
Jun'22	16414	20948
Jun'23	17770	25053
Jun'24	19087	31204
Jun'25	21318	35936

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$665,952,647
# of Portfolio Holdings	40
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$4,542,469

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Retail Class	11.69%	11.10%	7.86%
S&P 500® Index	15.16%	16.64%	13.65%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true for current month-end performance.

The Standard & Poor's  500® Stock Index (S&P  500®) is an unmanaged index commonly used to measure performance of U.S. stocks.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Materials	0.86%
Retail & Wholesale - Staples	1.68%
Software & Tech Services	2.73%
Financial Services	3.02%
Telecommunications	3.23%
Real Estate	4.57%
Retail & Wholesale - Discretionary	4.60%
Utilities	5.85%
Insurance	6.35%
Tech Hardware & Semiconductors	6.38%
Oil & Gas	6.82%
Banking	9.14%
Consumer Staple Products	9.92%
Open End Fund	10.30%
Health Care	11.85%
Industrial Products	12.70%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Ireland	2.74%
Switzerland	2.88%
Germany	3.27%
United Kingdom	4.54%
United States	86.57%

CULLEN HIGH DIVIDEND EQUITY FUND

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Retail Class:

CHDEX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true.

This annual shareholder report contains important information about the Cullen International High Dividend Fund - Class C for the period of July 1, 2024 to June 30, 2025. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class C:

CIHCX

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$217	2.00%

HOW DID THE FUND PERFORM THE PAST YEAR?

The International High Dividend Fund’s underperformance versus the MSCI EAFE Index during the period was primarily due to the Fund’s stock selection in the Financials, Information Technology and Consumer Discretionary sectors. Partially detracting from relative performance during the period was the Fund’s stock selection within the Health Care, Communication Services and Energy sectors. The Fund benefitted from stock selection in Netherlands, United Kingdom, Ireland, Sweden, Italy and Norway. Partially detracting from relative performance during the period was the Fund’s stock selection in Germany, Singapore, Australia, Japan and Finland.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI EAFE Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class C
MSCI EAFE Index
$20k
$15k
$10k
$5k
$0
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24
Jun'25

	Class C	MSCI EAFE Index
Jun'15	10000	10000
Jun'16	9321	9028
Jun'17	10430	10909
Jun'18	10186	11713
Jun'19	10115	11900
Jun'20	9537	11338
Jun'21	12105	15071
Jun'22	10364	12459
Jun'23	11764	14876
Jun'24	13296	16675
Jun'25	15596	19732

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$337,845,853
# of Portfolio Holdings	56
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$2,382,820

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class C	17.30%	10.34%	4.54%
MSCI EAFE Index	18.33%	11.72%	7.03%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true for current month-end performance.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Insurance 15.09%
Banking 14.20%
Utilities 11.36%
Consumer Staple Products 10.03%
Industrial Products 9.01%
Oil & Gas 7.44%
Telecommunications 7.20%
Tech Hardware & Semiconductors 6.93%
Materials 5.66%
Health Care 4.25%
Financial Services 2.66%
Retail & Wholesale - Staples 1.88%
Consumer Discretionary Products 1.78%
Real Estate 1.58%
Industrial Services 0.93%

Value	Value
Industrial Services	0.93%
Real Estate	1.58%
Consumer Discretionary Products	1.78%
Retail & Wholesale - Staples	1.88%
Financial Services	2.66%
Health Care	4.25%
Materials	5.66%
Tech Hardware & Semiconductors	6.93%
Telecommunications	7.20%
Oil & Gas	7.44%
Industrial Products	9.01%
Consumer Staple Products	10.03%
Utilities	11.36%
Banking	14.20%
Insurance	15.09%

COUNTRY

(Expressed as % of Total Investments)

United Kingdom
19.49%
Japan
11.19%
Germany
10.61%
France
10.37%
Italy
8.23%
Switzerland
8.02%
Taiwan
5.07%
Canada
3.92%
Mexico
3.61%
Spain
3.61%
China
3.03%
Netherlands
2.68%
Ireland
1.88%
South Korea
1.86%
Singapore
1.85%
Norway
1.66%
Brazil
1.54%
Sweden
1.26%
Australia
0.08%
Finland
0.04%

Value	Value
Finland	0.04%
Australia	0.08%
Sweden	1.26%
Brazil	1.54%
Norway	1.66%
Singapore	1.85%
South Korea	1.86%
Ireland	1.88%
Netherlands	2.68%
China	3.03%
Spain	3.61%
Mexico	3.61%
Canada	3.92%
Taiwan	5.07%
Switzerland	8.02%
Italy	8.23%
France	10.37%
Germany	10.61%
Japan	11.19%
United Kingdom	19.49%

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class C:

CIHCX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true.

This annual shareholder report contains important information about the Cullen International High Dividend Fund - Class I for the period of July 1, 2024 to June 30, 2025. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class I:

CIHIX

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$109	1.00%

HOW DID THE FUND PERFORM THE PAST YEAR?

The International High Dividend Fund’s underperformance versus the MSCI EAFE Index during the period was primarily due to the Fund’s stock selection in the Financials, Information Technology and Consumer Discretionary sectors. Partially detracting from relative performance during the period was the Fund’s stock selection within the Health Care, Communication Services and Energy sectors. The Fund benefitted from stock selection in Netherlands, United Kingdom, Ireland, Sweden, Italy and Norway. Partially detracting from relative performance during the period was the Fund’s stock selection in Germany, Singapore, Australia, Japan and Finland.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI EAFE Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class I
MSCI EAFE Index
$20k
$15k
$10k
$5k
$0
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24
Jun'25

	Class I	MSCI EAFE Index
Jun'15	10000	10000
Jun'16	9410	9028
Jun'17	10635	10909
Jun'18	10493	11713
Jun'19	10529	11900
Jun'20	10023	11338
Jun'21	12853	15071
Jun'22	11120	12459
Jun'23	12747	14876
Jun'24	14554	16675
Jun'25	17248	19732

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$337,845,853
# of Portfolio Holdings	56
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$2,382,820

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class I	18.51%	11.47%	5.60%
MSCI EAFE Index	18.33%	11.72%	7.03%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true for current month-end performance.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	0.93%
Real Estate	1.58%
Consumer Discretionary Products	1.78%
Retail & Wholesale - Staples	1.88%
Financial Services	2.66%
Health Care	4.25%
Materials	5.66%
Tech Hardware & Semiconductors	6.93%
Telecommunications	7.20%
Oil & Gas	7.44%
Industrial Products	9.01%
Consumer Staple Products	10.03%
Utilities	11.36%
Banking	14.20%
Insurance	15.09%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Finland	0.04%
Australia	0.08%
Sweden	1.26%
Brazil	1.54%
Norway	1.66%
Singapore	1.85%
South Korea	1.86%
Ireland	1.88%
Netherlands	2.68%
China	3.03%
Spain	3.61%
Mexico	3.61%
Canada	3.92%
Taiwan	5.07%
Switzerland	8.02%
Italy	8.23%
France	10.37%
Germany	10.61%
Japan	11.19%
United Kingdom	19.49%

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class I:

CIHIX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true.

This annual shareholder report contains important information about the Cullen International High Dividend Fund - Retail Class for the period of July 1, 2024 to June 30, 2025. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Retail Class:

CIHDX

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$136	1.25%

HOW DID THE FUND PERFORM THE PAST YEAR?

The International High Dividend Fund’s underperformance versus the MSCI EAFE Index during the period was primarily due to the Fund’s stock selection in the Financials, Information Technology and Consumer Discretionary sectors. Partially detracting from relative performance during the period was the Fund’s stock selection within the Health Care, Communication Services and Energy sectors. The Fund benefitted from stock selection in Netherlands, United Kingdom, Ireland, Sweden, Italy and Norway. Partially detracting from relative performance during the period was the Fund’s stock selection in Germany, Singapore, Australia, Japan and Finland.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI EAFE Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Retail Class
MSCI EAFE Index
$20k
$15k
$10k
$5k
$0
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24
Jun'25

	Retail Class	MSCI EAFE Index
Jun'15	10000	10000
Jun'16	9391	9028
Jun'17	10585	10909
Jun'18	10415	11713
Jun'19	10411	11900
Jun'20	9892	11338
Jun'21	12657	15071
Jun'22	10921	12459
Jun'23	12481	14876
Jun'24	14218	16675
Jun'25	16800	19732

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$337,845,853
# of Portfolio Holdings	56
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$2,382,820

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Retail Class	18.16%	11.17%	5.33%
MSCI EAFE Index	18.33%	11.72%	7.03%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true for current month-end performance.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	0.93%
Real Estate	1.58%
Consumer Discretionary Products	1.78%
Retail & Wholesale - Staples	1.88%
Financial Services	2.66%
Health Care	4.25%
Materials	5.66%
Tech Hardware & Semiconductors	6.93%
Telecommunications	7.20%
Oil & Gas	7.44%
Industrial Products	9.01%
Consumer Staple Products	10.03%
Utilities	11.36%
Banking	14.20%
Insurance	15.09%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Finland	0.04%
Australia	0.08%
Sweden	1.26%
Brazil	1.54%
Norway	1.66%
Singapore	1.85%
South Korea	1.86%
Ireland	1.88%
Netherlands	2.68%
China	3.03%
Spain	3.61%
Mexico	3.61%
Canada	3.92%
Taiwan	5.07%
Switzerland	8.02%
Italy	8.23%
France	10.37%
Germany	10.61%
Japan	11.19%
United Kingdom	19.49%

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Retail Class:

CIHDX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true.

This annual shareholder report contains important information about the Cullen Small Cap Value Fund - Class C for the period of July 1, 2024 to June 30, 2025. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class C:

CUSCX

CULLEN SMALL CAP VALUE FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$199	2.00%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Small Cap Fund’s underperformance versus the Russell 2000 Value Index during the period was mainly due to stock selection within the Consumer Discretionary, Technology, and Financial sectors. Partially contributing to relative performance was the Fund’s strong stock selection in the Real Estate sector and the Fund's underweight allocation to Health Care sector.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the Russell 1000 Index, which is a broad-based index and the Russell 2000 Value Index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class C
Russell 1000 Index
Russell 2000 Value Index
$30k
$25k
$20k
$15k
$10k
$5k
$0
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24
Jun'25

	Class C	Russell 1000 Index	Russell 2000 Value Index
Jun'15	10000	10000	10000
Jun'16	8321	10077	9742
Jun'17	9976	11656	12163
Jun'18	10631	13100	13757
Jun'19	10311	14133	12899
Jun'20	8731	14900	10645
Jun'21	14719	21005	18445
Jun'22	13672	18010	15442
Jun'23	14121	21142	16370
Jun'24	14753	25807	18153
Jun'25	14626	29459	19158

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$9,424,994
# of Portfolio Holdings	32
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$-

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class C	-0.86%	10.87%	3.88%
Russell 1000 Index	14.15%	14.61%	11.41%
Russell 2000 Value Index	5.54%	12.47%	6.72%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true for current month-end performance.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization. The Russell 1000 Index is an unmanaged index used to measure the performance of the large-cap segment of the U.S. equity universe.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Banking
27.49%
Real Estate
19.33%
Consumer Discretionary Products
15.04%
Financial Services
11.14%
Industrial Services
9.54%
Oil & Gas
8.64%
Consumer Discretionary Services
4.94%
Utilities
2.08%
Software & Tech Services
0.92%
Materials
0.88%

Value	Value
Materials	0.88%
Software & Tech Services	0.92%
Utilities	2.08%
Consumer Discretionary Services	4.94%
Oil & Gas	8.64%
Industrial Services	9.54%
Financial Services	11.14%
Consumer Discretionary Products	15.04%
Real Estate	19.33%
Banking	27.49%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
United States	100.00%

CULLEN SMALL CAP VALUE FUND

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class C:

CUSCX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true.

This annual shareholder report contains important information about the Cullen Small Cap Value Fund - Class I for the period of July 1, 2024 to June 30, 2025. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class I:

CUSIX

CULLEN SMALL CAP VALUE FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$100	1.00%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Small Cap Fund’s underperformance versus the Russell 2000 Value Index during the period was mainly due to stock selection within the Consumer Discretionary, Technology, and Financial sectors. Partially contributing to relative performance was the Fund’s strong stock selection in the Real Estate sector and the Fund's underweight allocation to Health Care sector.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the Russell 1000 Index, which is a broad-based index and the Russell 2000 Value Index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class I
Russell 1000 Index
Russell 2000 Value Index
$30k
$25k
$20k
$15k
$10k
$5k
$0
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24
Jun'25

	Class I	Russell 1000 Index	Russell 2000 Value Index
Jun'15	10000	10000	10000
Jun'16	8404	10077	9742
Jun'17	10179	11656	12163
Jun'18	10955	13100	13757
Jun'19	10729	14133	12899
Jun'20	9174	14900	10645
Jun'21	15628	21005	18445
Jun'22	14672	18010	15442
Jun'23	15296	21142	16370
Jun'24	16155	25807	18153
Jun'25	16176	29459	19158

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$9,424,994
# of Portfolio Holdings	32
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$-

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class I	0.13%	12.01%	4.93%
Russell 1000 Index	14.15%	14.61%	11.41%
Russell 2000 Value Index	5.54%	12.47%	6.72%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true for current month-end performance.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization. The Russell 1000 Index is an unmanaged index used to measure the performance of the large-cap segment of the U.S. equity universe.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Materials	0.88%
Software & Tech Services	0.92%
Utilities	2.08%
Consumer Discretionary Services	4.94%
Oil & Gas	8.64%
Industrial Services	9.54%
Financial Services	11.14%
Consumer Discretionary Products	15.04%
Real Estate	19.33%
Banking	27.49%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
United States	100.00%

CULLEN SMALL CAP VALUE FUND

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class I:

CUSIX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true.

This annual shareholder report contains important information about the Cullen Small Cap Value Fund - Retail Class for the period of July 1, 2024 to June 30, 2025. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Retail Class:

CUSRX

CULLEN SMALL CAP VALUE FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$125	1.25%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Small Cap Fund’s underperformance versus the Russell 2000 Value Index during the period was mainly due to stock selection within the Consumer Discretionary, Technology, and Financial sectors. Partially contributing to relative performance was the Fund’s strong stock selection in the Real Estate sector and the Fund's underweight allocation to Health Care sector.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the Russell 1000 Index, which is a broad-based index and the Russell 2000 Value Index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Retail Class
Russell 1000 Index
Russell 2000 Value Index
$30k
$25k
$20k
$15k
$10k
$5k
$0
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24
Jun'25

	Retail Class	Russell 1000 Index	Russell 2000 Value Index
Jun'15	10000	10000	10000
Jun'16	8385	10077	9742
Jun'17	10130	11656	12163
Jun'18	10877	13100	13757
Jun'19	10629	14133	12899
Jun'20	9057	14900	10645
Jun'21	15397	21005	18445
Jun'22	14419	18010	15442
Jun'23	14989	21142	16370
Jun'24	15797	25807	18153
Jun'25	15777	29459	19158

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$9,424,994
# of Portfolio Holdings	32
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$-

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Retail Class	-0.13%	11.74%	4.67%
Russell 1000 Index	14.15%	14.61%	11.41%
Russell 2000 Value Index	5.54%	12.47%	6.72%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true for current month-end performance.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization. The Russell 1000 Index is an unmanaged index used to measure the performance of the large-cap segment of the U.S. equity universe.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Materials	0.88%
Software & Tech Services	0.92%
Utilities	2.08%
Consumer Discretionary Services	4.94%
Oil & Gas	8.64%
Industrial Services	9.54%
Financial Services	11.14%
Consumer Discretionary Products	15.04%
Real Estate	19.33%
Banking	27.49%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
United States	100.00%

CULLEN SMALL CAP VALUE FUND

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Retail Class:

CUSRX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true.

This annual shareholder report contains important information about the Cullen Value Fund - Class C for the period of July 1, 2024 to June 30, 2025. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class C:

CVLFX

CULLEN VALUE FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$185	1.75%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Value Fund’s underperformance versus the S&P 500® Index during the period was primarily due to an underweight allocation to and stock selection in, the Information Technology sector, the S&P 500® Index’s best performing sector for the period. Stock selection within the Health Care, Communication Services and Industrials sectors also detracted from relative performance. The Fund’s stock selection in the Financials and Materials sectors partially contributed to relative performance for the year.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500® Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class C
S&P 500® Index
$40k
$30k
$20k
$10k
$0
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24
Jun'25

	Class C	S&P 500® Index
Jun'15	10000	10000
Jun'16	10129	10399
Jun'17	11679	12260
Jun'18	12525	14023
Jun'19	13608	15483
Jun'20	12777	16645
Jun'21	16889	23436
Jun'22	15630	20948
Jun'23	17018	25053
Jun'24	18354	31204
Jun'25	20449	35936

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$25,015,931
# of Portfolio Holdings	37
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$-

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class C	11.42%	9.86%	7.42%
S&P 500® Index	15.16%	16.64%	13.65%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true for current month-end performance.

The Standard & Poor's  500® Stock Index (S&P  500®) Index is an unmanaged index commonly used to measure performance of U.S. stocks.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Industrial Products 14.65%
Banking 12.44%
Health Care 11.98%
Tech Hardware & Semiconductors 9.60%
Open End Fund 9.13%
Insurance 6.93%
Consumer Staple Products 6.80%
Financial Services 6.60%
Oil & Gas 4.38%
Software & Tech Services 4.06%
Materials 3.86%
Retail & Wholesale - Discretionary 2.83%
Media 2.39%
Telecommunications 2.05%
Consumer Discretionary Products 1.22%
Industrial Services 1.08%

Value	Value
Industrial Services	1.08%
Consumer Discretionary Products	1.22%
Telecommunications	2.05%
Media	2.39%
Retail & Wholesale - Discretionary	2.83%
Materials	3.86%
Software & Tech Services	4.06%
Oil & Gas	4.38%
Financial Services	6.60%
Consumer Staple Products	6.80%
Insurance	6.93%
Open End Fund	9.13%
Tech Hardware & Semiconductors	9.60%
Health Care	11.98%
Banking	12.44%
Industrial Products	14.65%

COUNTRY

(Expressed as % of Total Investments)

United States
90.57%
United Kingdom
3.07%
Germany
2.81%
Ireland
2.47%
Canada
1.08%

Value	Value
Canada	1.08%
Ireland	2.47%
Germany	2.81%
United Kingdom	3.07%
United States	90.57%

CULLEN VALUE FUND

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class C:

CVLFX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true.

This annual shareholder report contains important information about the Cullen Value Fund - Class I for the period of July 1, 2024 to June 30, 2025. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class I:

CVLVX

CULLEN VALUE FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$80	0.75%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Value Fund’s underperformance versus the S&P 500® Index during the period was primarily due to an underweight allocation to and stock selection in, the Information Technology sector, the S&P 500® Index’s best performing sector for the period. Stock selection within the Health Care, Communication Services and Industrials sectors also detracted from relative performance. The Fund’s stock selection in the Financials and Materials sectors partially contributed to relative performance for the year.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500® Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class I
S&P 500® Index
$40k
$30k
$20k
$10k
$0
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24
Jun'25

	Class I	S&P 500® Index
Jun'15	10000	10000
Jun'16	10225	10399
Jun'17	11916	12260
Jun'18	12898	14023
Jun'19	14154	15483
Jun'20	13430	16645
Jun'21	17918	23436
Jun'22	16752	20948
Jun'23	18421	25053
Jun'24	20075	31204
Jun'25	22595	35936

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$25,015,931
# of Portfolio Holdings	37
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$-

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class I	12.56%	10.97%	8.49%
S&P 500® Index	15.16%	16.64%	13.65%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true for current month-end performance.

The Standard & Poor's  500® Stock Index (S&P  500®) Index is an unmanaged index commonly used to measure performance of U.S. stocks.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	1.08%
Consumer Discretionary Products	1.22%
Telecommunications	2.05%
Media	2.39%
Retail & Wholesale - Discretionary	2.83%
Materials	3.86%
Software & Tech Services	4.06%
Oil & Gas	4.38%
Financial Services	6.60%
Consumer Staple Products	6.80%
Insurance	6.93%
Open End Fund	9.13%
Tech Hardware & Semiconductors	9.60%
Health Care	11.98%
Banking	12.44%
Industrial Products	14.65%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Canada	1.08%
Ireland	2.47%
Germany	2.81%
United Kingdom	3.07%
United States	90.57%

CULLEN VALUE FUND

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Class I:

CVLVX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true.

This annual shareholder report contains important information about the Cullen Value Fund - Retail Class for the period of July 1, 2024 to June 30, 2025. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Retail Class:

CVLEX

CULLEN VALUE FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$106	1.00%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Value Fund’s underperformance versus the S&P 500® Index during the period was primarily due to an underweight allocation to and stock selection in, the Information Technology sector, the S&P 500® Index’s best performing sector for the period. Stock selection within the Health Care, Communication Services and Industrials sectors also detracted from relative performance. The Fund’s stock selection in the Financials and Materials sectors partially contributed to relative performance for the year.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500® Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Retail Class
S&P 500® Index
$40k
$30k
$20k
$10k
$0
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24
Jun'25

	Retail Class	S&P 500® Index
Jun'15	10000	10000
Jun'16	10202	10399
Jun'17	11853	12260
Jun'18	12798	14023
Jun'19	14010	15483
Jun'20	13257	16645
Jun'21	17648	23436
Jun'22	16463	20948
Jun'23	18055	25053
Jun'24	19625	31204
Jun'25	22025	35936

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$25,015,931
# of Portfolio Holdings	37
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$-

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Retail Class	12.23%	10.69%	8.22%
S&P 500® Index	15.16%	16.64%	13.65%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true for current month-end performance.

The Standard & Poor's  500® Stock Index (S&P  500®) Index is an unmanaged index commonly used to measure performance of U.S. stocks.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	1.08%
Consumer Discretionary Products	1.22%
Telecommunications	2.05%
Media	2.39%
Retail & Wholesale - Discretionary	2.83%
Materials	3.86%
Software & Tech Services	4.06%
Oil & Gas	4.38%
Financial Services	6.60%
Consumer Staple Products	6.80%
Insurance	6.93%
Open End Fund	9.13%
Tech Hardware & Semiconductors	9.60%
Health Care	11.98%
Banking	12.44%
Industrial Products	14.65%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Canada	1.08%
Ireland	2.47%
Germany	2.81%
United Kingdom	3.07%
United States	90.57%

CULLEN VALUE FUND

ANNUAL SHAREHOLDER REPORT

June 30, 2025

Retail Class:

CVLEX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, on behalf of the registrant.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The registrant’s Code of Ethics is filed herewith as Exhibit 19(a)(1).

Item 3.	Audit Committee Financial Expert.

(a)(1)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)	The audit committee financial expert is Robert G. Garry, who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the registrant’s fiscal years ended June 30, 2025 and June 30, 2024, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $273,860 and $273,860, respectively.

(b)	Audit-Related Fees: For the registrant’s fiscal years ended June 30, 2025 and June 30, 2024, the aggregate fees billed for professional services rendered by the principal accountant for assurance and related services that were reasonably related to the performance of the audit of the registrant’s financial statements not otherwise included under “Audit Fees” above were $0 and $0, respectively.

(c)	Tax Fees: For the registrant’s fiscal years ended June 30, 2025 and June 30, 2024, aggregate fees of $112,875 and $112,875, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

(d)	All Other Fees: For the registrant’s fiscal years ended June 30, 2025 and June 30, 2024, aggregate fees of $0 and $0, respectively, were billed to registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item. These services were related to International Reclaim Tax Services.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the registrant’s principal auditors must be pre-approved by the registrant’s audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s principal accountant for the fiscal years ended June 30, 2025 and June 30, 2024 were $112,875 and $112,875, respectively.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this form.

(b)	Not Applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

Financial Statements and Notes to

Financial Statements

June 30, 2025

International High Dividend Fund

High Dividend Equity Fund

Small Cap Value Fund

Value Fund

Emerging Markets High Dividend Fund

Enhanced Equity Income Fund

Cullen International High Dividend Fund

SCHEDULE OF INVESTMENTS

June 30, 2025

	Shares	Value (Note 2)
COMMON STOCKS - 96.86%
Australia - 0.08%
Rio Tinto Ltd.	818	$57,675
Sonic Healthcare Ltd.	12,124	213,769
		271,444

Brazil - 1.52%
Petroleo Brasileiro SA	818,950	5,124,938

Canada - 3.87%
Enbridge, Inc.	195,853	8,881,162
Power Corp. of Canada	107,153	4,185,400
		13,066,562

China - 2.99%
Midea Group Co., Ltd.	113,787	1,079,172
Zijin Mining Group Co. Ltd., Class H	3,530,358	9,017,086
		10,096,258

Finland - 0.04%
UPM-Kymmene Oyj	5,161	140,799

France - 10.23%
BNP Paribas	146,524	13,172,714
Compagnie de Saint-Gobain SA	78,450	9,207,777
Compagnie Generale des Etablissements Michelin	79,883	2,967,865
Pernod Ricard SA	2,210	220,237
Sanofi	28,543	2,764,091
TotalEnergies SE - Sponsored ADR	61,562	3,779,291
Veolia Environnement	68,950	2,456,902
		34,568,877

Germany - 10.48%
Deutsche Post AG	67,490	3,117,198
Deutsche Telekom AG	149,195	5,442,815
Mercedes-Benz Group AG	4,625	270,713
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	20,320	13,179,169
Siemens AG	52,209	13,385,425
		35,395,320

Ireland - 1.85%
AIB Group PLC	707,452	5,820,918
Smurfit WestRock PLC	10,340	446,171
		6,267,089
	Shares	Value (Note 2)
Italy - 8.12%
Enel SpA	1,302,063	$12,356,048
UniCredit SpA	225,039	15,086,013
		27,442,061

Japan - 11.04%
Komatsu Ltd.	36,243	1,192,202
MS&AD Insurance Group Holdings, Inc.	160,673	3,603,859
Nippon Telegraph and Telephone Corp.	6,917,698	7,397,837
SoftBank Corp.	7,200,715	11,150,720
Tokio Marine Holdings, Inc.	290,425	12,324,483
Toyota Motor Corp.	94,167	1,630,210
		37,299,311

Mexico - 3.56%
Coca-Cola FEMSA, SAB de CV	714,431	6,920,628
Prologis Property Mexico, SA de CV	1,358,103	5,120,615
		12,041,243

Netherlands - 2.65%
NN Group NV	134,580	8,944,205

Norway - 1.64%
DNB Bank ASA	200,450	5,540,545

Singapore - 1.83%
CapitaLand Ascendas REIT	72,009	151,777
United Overseas Bank Ltd.	212,641	6,020,508
		6,172,285

Spain - 3.56%
Iberdrola Sociedad Anonima	627,082	12,032,990

Sweden - 1.24%
Svenska Handelsbanken AB, Class A	128,048	1,711,430
Aktiebolaget Volvo, Class B	88,226	2,474,942
		4,186,372

Switzerland - 7.92%
Julius Baer Group Ltd.	6,141	415,153
Nestle SA	71,137	7,067,528
Novartis AG - Sponsored ADR	89,820	10,869,118
Roche Holding AG	1,010	328,923
Zurich Insurance Group Ltd.	11,540	8,066,147
		26,746,869

See Notes to Financial Statements.

Cullen International High Dividend Fund

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued)

	Shares	Value (Note 2)
Taiwan - 5.00%
Ase Technology Holding Co., Ltd.	1,832,954	$9,255,125
Quanta Computer, Inc.	813,853	7,647,633
		16,902,758

United Kingdom - 19.24%
3i Group PLC	149,738	8,468,135
BAE Systems PLC	501,066	12,975,087
British American Tobacco PLC - Sponsored ADR	239,323	11,327,158
Coca-Cola Europacific Partners PLC	82,063	7,608,881
Diageo PLC	12,279	308,104
National Grid PLC	756,353	11,020,544
Shell PLC	199,992	7,009,822
Taylor Wimpey PLC	1,020	1,663
Tesco PLC	1,138,643	6,272,133
		64,991,527

TOTAL COMMON STOCKS (Cost $231,326,347)		327,231,453

PREFERRED STOCKS - 1.83%
South Korea - 1.83%
Samsung Electronics Co., Ltd.	169,177	6,204,995

TOTAL PREFERRED STOCKS (Cost $5,939,370)		6,204,995

TOTAL INVESTMENTS - 98.69% (Cost $237,265,717)		$333,436,448

Other Assets in Excess of Liabilities- 1.31%		4,409,405

NET ASSETS - 100.00%		$337,845,853

ADR - American Depositary Receipt

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

SCHEDULE OF INVESTMENTS

June 30, 2025

	Shares	Value (Note 2)
COMMON STOCKS - 86.77%
Banking - 8.84%
Bank of America Corp.	434,602	$20,565,367
Citigroup, Inc.	210,827	17,945,594
JPMorgan Chase & Co.	70,190	20,348,783
		58,859,744

Consumer Staple Products - 9.59%
Altria Group, Inc.	236,550	13,868,926
Diageo PLC - Sponsored ADR	98,765	9,959,463
Philip Morris International, Inc.	114,023	20,767,009
Unilever PLC - Sponsored ADR	315,373	19,291,366
		63,886,764

Financial Services - 2.92%
Morgan Stanley	137,945	19,430,933

Health Care - 11.46%
Becton Dickinson & Co.	38,520	6,635,070
Johnson & Johnson	134,141	20,490,038
Medtronic PLC	202,811	17,679,035
Merck & Co., Inc.	164,632	13,032,269
Novartis AG - Sponsored ADR	153,068	18,522,758
		76,359,170

Industrial Products - 12.30%
General Dynamics Corp.	63,045	18,387,705
Johnson Controls International PLC	176,150	18,604,963
RTX Corp.	163,169	23,825,937
Siemens AG - Sponsored ADR	163,490	21,068,956
		81,887,561

Insurance - 6.14%
Chubb Ltd.	68,536	19,856,250
Travelers Cos., Inc.	78,620	21,033,995
		40,890,245

Materials - 0.83%
Dow, Inc.	209,824	5,556,140

Oil & Gas - 6.60%
Chevron Corp.	86,656	12,408,272
ConocoPhillips	171,086	15,353,258
Exxon Mobil Corp.	149,989	16,168,814
		43,930,344
	Shares	Value (Note 2)
Real Estate - 4.42%
Crown Castle, Inc.	133,262	$13,690,005
VICI Properties, Inc.	483,838	15,773,119
		29,463,124

Retail & Wholesale - Discretionary - 4.45%
Genuine Parts Co.	116,958	14,188,175
Lowe’s Cos., Inc.	69,701	15,464,561
		29,652,736

Retail & Wholesale - Staples - 1.62%
Target Corp.	109,383	10,790,633

Software & Tech Services - 2.64%
Microsoft Corp.	35,305	17,561,060

Tech Hardware & Semiconductors - 6.17%
Broadcom, Inc.	72,239	19,912,680
Cisco Systems, Inc.	304,922	21,155,489
		41,068,169

Telecommunications - 3.13%
AT&T, Inc.	719,517	20,822,822

Utilities - 5.66%
Duke Energy Corp.	161,021	19,000,478
NextEra Energy, Inc.	269,129	18,682,935
		37,683,413

TOTAL COMMON STOCKS (Cost $246,009,473)		577,842,858

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued)

	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS - 9.96%
Communication Services Select Sector SPDR Fund	188,950	$20,506,744
Financial Select Sector SPDR Fund	174,950	9,162,131
Health Care Select Sector SPDR Fund	136,600	18,412,314
Industrial Select Sector SPDR Fund	53,120	7,836,262
Materials Select Sector SPDR Fund	40,660	3,570,355
Technology Select Sector SPDR Fund	27,100	6,862,533

TOTAL EXCHANGE-TRADED FUNDS (Cost $64,052,394)		66,350,339

TOTAL INVESTMENTS - 96.73% (Cost $310,061,867)		$644,193,197

Other Assets in Excess of Liabilities - 3.27%		21,759,450

NET ASSETS - 100.00%		$665,952,647

ADR - American Depositary Receipt

See Notes to Financial Statements

Cullen Small Cap Value Fund

SCHEDULE OF INVESTMENTS

June 30, 2025

	Shares	Value (Note 2)
COMMON STOCKS - 100.32%
Banking - 27.58%
Ameris Bancorp	6,112	$395,446
Enterprise Financial Services Corp.	6,725	370,548
First Horizon Corp.	28,415	602,398
First Interstate BancSystem, Inc., Class A	6,408	184,679
Simmons First National Corp., Class A	16,398	310,906
SouthState Corp.	3,300	303,699
WesBanco, Inc.	13,648	431,686
		2,599,362

Consumer Discretionary Products - 15.09%
Carter’s, Inc.	1,538	46,340
Crocs, Inc.(a)	2,636	266,974
M/I Homes, Inc.(a)	3,219	360,914
Malibu Boats, Inc., Class A(a)	9,185	287,858
MasterBrand, Inc.(a)	30,119	329,201
Under Armour, Inc., Class C(a)	20,189	131,027
		1,422,314

Consumer Discretionary Services - 4.95%
Marriott Vacations Worldwide Corp.	6,458	466,978

Financial Services - 11.17%
LendingTree, Inc.(a)	12,854	476,498
LoanDepot, Inc., Class A(a)	191,218	242,847
PennyMac Financial Services, Inc.	3,350	333,794
		1,053,139

Industrial Services - 9.58%
Great Lakes Dredge & Dock Corp.(a)	39,830	485,527
Korn Ferry	5,687	417,028
		902,555

Materials - 0.88%
Huntsman Corp.	7,951	82,849

Oil & Gas - 8.67%
Civitas Resources, Inc.	2,658	73,148
Coterra Energy, Inc.	7,219	183,218
Helmerich & Payne, Inc.	3,205	48,588
Select Water Solutions, Inc., Class A	19,098	165,007
Sitio Royalties Corp., Class A	6,659	122,392
Viper Energy, Inc., Class A	5,883	224,319
		816,672
	Shares	Value (Note 2)
Real Estate - 19.40%
Cousins Properties, Inc.	15,658	$470,210
Douglas Elliman, Inc.(a)	277,722	644,315
Highwoods Properties, Inc.	11,526	358,343
Newmark Group, Inc., Class A	29,243	355,303
		1,828,171

Software & Tech Services - 0.92%
Unisys Corp.(a)	19,163	86,808

Utilities - 2.08%
Portland General Electric Co.	4,834	196,405

TOTAL COMMON STOCKS (Cost $8,154,792)		9,455,253

TOTAL INVESTMENTS - 100.32% (Cost $8,154,792)		$9,455,253

Liabilities in Excess of Other Assets - (0.32%)		(30,259)

NET ASSETS - 100.00%		$9,424,994

(a)	Non-income producing security.

See Notes to Financial Statements.

Cullen Value Fund

SCHEDULE OF INVESTMENTS

June 30, 2025

	Shares	Value (Note 2)
COMMON STOCKS - 89.80%
Banking - 12.29%
Bank of America Corp.	15,380	$727,782
Citigroup, Inc.	12,716	1,082,386
JPMorgan Chase & Co.	4,363	1,264,877
		3,075,045

Consumer Discretionary Products - 1.21%
BorgWarner, Inc.	9,045	302,827

Consumer Staple Products - 6.72%
Kenvue, Inc.	16,687	349,259
Mondelez International, Inc., Class A	8,495	572,902
Unilever PLC - Sponsored ADR	12,393	758,080
		1,680,241

Financial Services - 6.52%
American Express Co.	1,759	561,086
Morgan Stanley	7,604	1,071,099
		1,632,185

Health Care - 11.84%
Becton Dickinson & Co.	1,396	240,461
Bristol-Myers Squibb Co.	6,960	322,178
Cigna Group	2,202	727,937
Johnson & Johnson	3,988	609,167
Medtronic PLC	7,005	610,626
Merck & Co., Inc.	5,697	450,975
		2,961,344

Industrial Products - 14.48%
Boeing Co.(a)	2,417	506,434
General Dynamics Corp.	2,325	678,109
Johnson Controls International PLC	6,950	734,059
RTX Corp.	6,897	1,007,100
Siemens AG - Sponsored ADR	5,400	695,898
		3,621,600

Industrial Services - 1.07%
Canadian National Railway Co.	2,565	266,863

Insurance - 6.85%
Allstate Corp.	4,396	884,959
Chubb Ltd.	2,860	828,599
		1,713,558
	Shares	Value (Note 2)
Materials - 3.82%
Axalta Coating Systems Ltd.(a)	14,400	$427,536
Packaging Corp. of America	2,800	527,660
		955,196

Media - 2.37%
Walt Disney Co.	4,773	591,900

Oil & Gas - 4.33%
Chevron Corp.	4,044	579,060
ConocoPhillips	5,621	504,429
		1,083,489

Retail & Wholesale - Discretionary - 2.79%
Lowe’s Cos., Inc.	3,145	697,781

Software & Tech Services - 4.01%
Oracle Corp.	4,587	1,002,856

Tech Hardware & Semiconductors - 9.48%
Applied Materials, Inc.	4,157	761,022
Arrow Electronics, Inc.(a)	5,622	716,412
Cisco Systems, Inc.	12,901	895,071
		2,372,505

Telecommunications - 2.02%
Verizon Communications, Inc.	11,700	506,259

TOTAL COMMON STOCKS (Cost $11,132,496)		22,463,649

EXCHANGE-TRADED FUNDS - 9.02%
Communication Services Select Sector SPDR Fund	7,098	770,346
Industrial Select Sector SPDR Fund	5,105	753,089
Utilities Select Sector SPDR Fund	8,997	734,695

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,201,928)		2,258,130

TOTAL INVESTMENTS - 98.82% (Cost $13,334,424)		$24,721,779

Other Assets in Excess of Liabilities- 1.18%		294,152

NET ASSETS - 100.00%		$25,015,931

(a)	Non-income producing security.

ADR - American Depositary Receipt

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

SCHEDULE OF INVESTMENTS

June 30, 2025

	Shares	Value (Note 2)
COMMON STOCKS - 94.58%
Brazil - 2.86%
Petroleo Brasileiro SA	4,603,609	$28,809,097
SLC Agricola SA	1,338,389	4,382,386
		33,191,483

Canada - 0.31%
Lundin Mining Corp.	340,075	3,576,188

China - 18.36%
Alibaba Group Holding Ltd.	1,984,200	27,753,701
BYD Co. Ltd., Class H	1,653,828	25,808,308
China Construction Bank Corp., Class H	44,867,085	45,267,462
Midea Group Co., Ltd.	1,133,739	10,752,536
PetroChina Co., Ltd.	11,532,000	9,916,114
Tencent Holdings Ltd.	805,192	51,594,160
Trip.com Group Ltd.	42,776	2,484,838
Zijin Mining Group Co. Ltd., Class H	15,436,496	39,427,225
		213,004,344

Greece - 9.08%
Eurobank Ergasias Services and Holdings SA	11,022,812	37,862,391
Mytilineos SA	668,355	36,231,135
OPAP SA	1,376,940	31,222,945
		105,316,471

Hong Kong - 1.16%
AIA Group Ltd.	1,506,000	13,506,124

India - 11.62%
CapitaLand India Trust	665,200	549,320
Embassy Office Parks REIT	3,142,668	14,273,195
ICICI Bank Ltd.- Sponsored ADR	1,032,313	34,727,009
NHPC Ltd.	13,509,411	13,517,287
NTPC Ltd.	1,760,000	6,872,948
Oil and Natural Gas Corp. Ltd.	2,570,295	7,319,167
Power Grid Corp. of India Ltd.	4,626,632	16,179,185
REC Ltd.	3,352,063	15,728,430
State Bank of India	1,666,687	15,942,942
Vedanta Ltd.	1,802,000	9,683,438
		134,792,921

Indonesia - 0.01%
Bank Rakyat Indonesia Persero Tbk PT	774,417	178,400

Kazakhstan - 0.04%
Kaspi.KZ JSC - Sponsored ADR	5,350	454,162
	Shares	Value (Note 2)
Malaysia - 1.66%
CIMB Group Holdings Bhd	2,173,000	$3,504,256
Tenaga Nasional Bhd	4,618,800	15,774,455
		19,278,711

Mexico - 7.01%
Arca Continental, SAB de CV	1,465,896	15,530,396
Coca-Cola FEMSA, SAB de CV	2,027,726	19,642,397
Grupo Financiero Banorte, SAB de CV, Series O	2,278,576	20,909,057
Prologis Property Mexico, SA de CV	6,686,744	25,211,817
		81,293,667

Nigeria - 0.07%
Airtel Africa PLC(a)(b)	348,402	862,253

Panama - 1.27%
Copa Holdings, SA, Class A	133,655	14,698,040

Philippines - 1.52%
International Container Terminal Services, Inc.	2,413,730	17,611,273

Poland - 1.77%
Bank Polska Kasa Opieki SA	16,360	839,708
Powszechna Kasa Oszczednosci Bank Polski SA	942,250	19,669,258
		20,508,966

Saudi Arabia - 0.03%
Saudi Arabian Oil Co.(a)(b)	57,500	372,857

South Africa - 0.39%
Anglo American PLC	154,623	4,563,217

South Korea - 9.79%
Hyundai Motor Co.	82,001	12,364,555
KB Financial Group, Inc.	437,100	35,917,598
KT&G Corp.	324,378	30,692,850
Macquarie Korea Infrastructure Fund	377,989	3,215,259
Samsung Electronics Co., Ltd.	708,468	31,391,810
		113,582,072

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued)

	Shares	Value (Note 2)
Taiwan - 19.55%
Ase Technology Holding Co., Ltd.	6,689,337	$33,776,435
Hon Hai Precision Industry Co., Ltd.	530,000	2,921,060
MediaTek, Inc.	500,270	21,406,871
Quanta Computer, Inc.	3,663,147	34,421,945
SINBON Electronics Co. Ltd.	872,838	6,528,656
Sunonwealth Electric Machine Industry Co. Ltd.	3,665,329	12,610,077
Taiwan Semiconductor Manufacturing Co., Ltd.	1,323,400	48,021,498
Taiwan Semiconductor Manufacturing Co., Ltd.- Sponsored ADR	156,560	35,459,274
Wiwynn Corp.	366,101	31,707,364
		226,853,180

Turkey - 0.06%
Koc Holding AS	167,910	649,412

United Arab Emirates - 6.92%
Air Arabia PJSC	8,439,975	7,882,458
Aldar Properties PJSC	13,737,800	33,366,328
Emaar Development PJSC	1,459,960	5,366,623
Emaar Properties PJSC	4,821,900	17,855,971
Emirates NBD Bank PJSC	2,147,800	13,333,834
TECOM Group PJSC	2,839,308	2,489,401
		80,294,615

United States - 0.74%
Laureate Education, Inc.(c)	366,018	8,557,501

Vietnam - 0.36%
Gemadept Corp.	1,118,000	2,478,214
Ho Chi minh City Securities Corp.	2,056,700	1,685,013
		4,163,227

TOTAL COMMON STOCKS (Cost $828,227,892)		1,097,309,084

PREFERRED STOCKS - 1.92%
Brazil - 1.92%
Itau Unibanco Holding SA	3,281,270	22,267,292

TOTAL PREFERRED STOCKS (Cost $21,488,718)		22,267,292

	Shares	Value (Note 2)
RIGHTS - 0.04%
Vietnam - 0.04%
Ho Chi Minh City Securities Corp., Subscription Price 10,000 VND, Expires August 2025	2,056,700	$448,812

TOTAL RIGHTS (Cost $—)		448,812

EQUITY LINKED CERTIFICATE - 2.32%
China - 2.32%
Contemporary Amperex Technology Co., Ltd.	764,107	26,895,955

TOTAL EQUITY LINKED CERTIFICATE (Cost $27,594,505)		26,895,955

TOTAL INVESTMENTS - 98.86% (Cost $877,311,115)		$1,146,921,143

Other Assets in Excess of Liabilities- 1.14%		13,233,268

NET ASSETS - 100.00%		$1,160,154,411

(a)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of June 30, 2025, these securities had an aggregate value of $1,235,110 or 0.11% of net assets.
(b)	Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2025, the aggregate market value of these securities was $1,235,110, representing 0.11% of net assets.
(c)	Non-income producing security.

ADR - American Depositary Receipt

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2025

	Shares	Value (Note 2)
COMMON STOCKS - 98.98%
Banking - 14.66%
Bank of America Corp.(a)	99,274	$4,697,646
Citigroup, Inc.(a)	65,200	5,549,824
JPMorgan Chase & Co.	13,213	3,830,581
PNC Financial Services Group, Inc.	18,034	3,361,898
Truist Financial Corp.(a)	114,100	4,905,159
		22,345,108

Consumer Staple Products - 11.60%
Altria Group, Inc.	82,831	4,856,381
Conagra Brands, Inc.	203,714	4,170,025
Kenvue, Inc.	188,106	3,937,059
Keurig Dr Pepper, Inc.	142,830	4,721,960
		17,685,425

Health Care - 13.34%
Baxter International, Inc.	145,118	4,394,173
Bristol-Myers Squibb Co.	96,000	4,443,840
Medtronic PLC	74,513	6,495,298
Merck & Co., Inc.(a)	63,161	4,999,825
		20,333,136

Industrial Products - 5.40%
General Dynamics Corp.	11,832	3,450,921
PACCAR, Inc.	50,267	4,778,381
		8,229,302

Industrial Services - 4.30%
Norfolk Southern Corp.	7,787	1,993,238
United Parcel Service, Inc., Class B	45,273	4,569,857
		6,563,095

Materials - 4.67%
PPG Industries, Inc.	37,454	4,260,392
Rio Tinto PLC - Sponsored ADR(a)	48,900	2,852,337
		7,112,729

Media - 2.59%
Comcast Corp., Class A	110,639	3,948,706

Oil & Gas - 10.44%
ConocoPhillips	58,003	5,205,189
EOG Resources, Inc.	48,761	5,832,303
Exxon Mobil Corp.	45,316	4,885,065
		15,922,557
	Shares	Value (Note 2)
Real Estate - 6.62%
Healthpeak Properties, Inc.(a)	238,236	$4,171,512
VICI Properties, Inc.	181,500	5,916,900
		10,088,412

Retail & Wholesale - Discretionary - 1.92%
Genuine Parts Co.	24,190	2,934,489

Retail & Wholesale - Staples - 3.19%
Sysco Corp.	64,178	4,860,842

Software & Tech Services - 2.60%
International Business Machines Corp.	13,470	3,970,687

Tech Hardware & Semiconductors - 4.10%
Cisco Systems, Inc.	89,983	6,243,021

Telecommunications - 6.69%
AT&T, Inc.	163,115	4,720,548
Verizon Communications, Inc.	126,478	5,472,703
		10,193,251

Utilities - 6.86%
Duke Energy Corp.	46,113	5,441,334
PPL Corp.	148,030	5,016,737
		10,458,071

TOTAL COMMON STOCKS (Cost $148,229,378)		150,888,831

TOTAL INVESTMENTS - 98.98% (Cost $148,229,378)		$150,888,831

Other Assets in Excess of Liabilities- 1.02%		1,561,953

NET ASSETS - 100.00%		$152,450,784

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options in the amount of $13,599,178 as of June 30, 2025.

ADR - American Depositary Receipt

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued)

Schedule of Call Options Written	Notional Amount	Number of Contracts	Value
WRITTEN OPTIONS - (0.16%)
Bank of America Corp., Expires July 2025, Exercise Price $49.00	$(2,351,804)	(497)	$(25,844)
Citigroup, Inc., Expires July 2025, Exercise Price $85.00	(2,774,912)	(326)	(80,848)
Healthpeak Properties, Inc., Expires July 2025, Exercise Price $17.50	(2,087,192)	(1,192)	(35,760)
Merck & Co, Inc., Expires July 2025, Exercise Price $85.00	(2,501,456)	(316)	(8,848)
Rio Tinto PLC – Sponsored ADR, Expires July 2025, Exercise Price $60.00	(1,429,085)	(245)	(13,475)
Truist Financial Corp., Expires July 2025, Exercise Price $42.50	(2,454,729)	(571)	(83,937)

TOTAL WRITTEN OPTIONS (Premiums received $176,581)			$(248,712)

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
ASSETS:
Investments, at value	$333,436,448	$644,193,197	$9,455,253	$24,721,779	$1,146,921,143	$150,888,831
Cash	1,043,075	24,413,788	27,572	289,617	3,133,134	1,632,431
Foreign currencies, at value	1,014,743	—	—	—	5,964,753	—
Receivable for investments sold	880,817	9,472,707	—	—	3,092,100	—
Receivable for fund shares sold	817,211	415,794	—	1,718	3,173,951	75,577
Dividends receivable	3,233,290	2,761,538	16,565	54,953	6,461,123	601,247
Receivable due from Investment Advisor	—	—	15,741	10,275	—	—
Prepaid expenses and other assets	30,730	35,946	10,881	35,267	55,227	15,932
Total Assets	340,456,314	681,292,970	9,526,012	25,113,609	1,168,801,431	153,214,018
LIABILITIES:
Written options, at value	—	—	—	—	—	248,712
Payable to Investment Advisor	228,548	375,312	—	—	710,559	77,781
Payable for investments purchased	1,898,455	14,337,650	—	—	7,029,974	—
Payable for shares redeemed	336,429	438,733	—	—	537,480	317,653
Distribution fees payable	1,702	31,485	162	626	11,803	8,503
Trustees’ fees and expenses payable	20,000	20,000	20,000	20,000	20,000	20,000
Professional fees payable	58,475	58,475	58,475	58,475	58,475	58,475
Accrued expenses and other liabilities	66,852	78,668	22,381	18,577	278,729	32,110
Total Liabilities	2,610,461	15,340,323	101,018	97,678	8,647,020	763,234
NET ASSETS	$337,845,853	$665,952,647	$9,424,994	$25,015,931	$1,160,154,411	$152,450,784

NET ASSETS CONSIST OF
Paid in capital	$268,731,044	$278,906,295	$8,669,681	$14,041,946	$998,084,918	$153,331,121
Total distributable earnings/(accumulated loss)	69,114,809	387,046,352	755,313	10,973,985	162,069,493	(880,337)
NET ASSETS	$337,845,853	$665,952,647	$9,424,994	$25,015,931	$1,160,154,411	$152,450,784

Investments, at cost	$237,265,717	$310,061,867	$8,154,792	$13,334,424	$877,311,115	$148,229,378
Foreign currencies, at cost	1,001,257	—	—	—	5,969,826	—
Premiums received on written options	—	—	—	—	—	176,581

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Continued)

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
PRICING OF SHARES
Retail Class:
Net Asset Value, offering and redemption price per share	$12.59	$13.69	$12.41	$14.57	$13.85	$10.30
Net Assets	$5,696,836	$72,647,348	$326,778	$1,667,099	$52,582,334	$5,814,607
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	452,557	5,308,480	26,338	114,423	3,797,852	564,503
Class C:
Net Asset Value, offering and redemption price per share	$12.50	$13.28	$10.83	$14.50	$13.58	$10.32
Net Assets	$674,534	$20,650,093	$118,162	$367,541	$1,622,911	$9,105,697
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	53,966	1,554,454	10,909	25,348	119,516	882,646
Class I:
Net Asset Value, offering and redemption price per share	$12.75	$13.71	$13.01	$14.52	$13.99	$10.39
Net Assets	$331,474,483	$572,655,206	$8,980,054	$22,981,291	$1,105,949,166	$137,530,480
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	26,002,867	41,775,410	690,361	1,583,032	79,075,776	13,231,875

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2025

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
INVESTMENT INCOME:
Dividends*	$13,476,837	$23,150,116	$238,685	$598,225	$39,111,276	$6,327,079
Total Investment Income	13,476,837	23,150,116	238,685	598,225	39,111,276	6,327,079
EXPENSES:
Investment advisory fees (Note 6)	3,064,261	7,123,823	107,279	236,105	9,548,524	1,576,637
Administrative fees	128,355	236,340	22,466	24,763	332,403	66,518
Distribution fees (Note 7)
Retail Class	12,557	189,475	913	3,966	109,507	14,124
Class C	6,638	217,633	1,290	4,262	15,675	84,277
Class R1	—	1,406	—	—	—	—
Class R2	—	431	—	—	—	—
Registration and filing fees	79,329	85,912	43,799	43,314	99,678	45,885
Custody fees	130,974	34,295	10,626	9,372	1,210,453	18,101
Transfer agent fees	93,005	135,108	49,281	49,481	104,848	63,384
Legal fees	58,395	58,395	58,395	58,395	58,395	58,395
Professional fees	54,456	64,456	64,456	64,456	42,722	64,456
Trustees’ fees	80,000	80,000	80,000	80,000	80,000	80,000
Other expenses	58,003	104,937	16,924	16,423	135,378	34,965
Total Expenses	3,765,973	8,332,211	455,429	590,537	11,737,583	2,106,742
Less expenses reimbursed from Investment Advisor (Note 6)
Retail Class	(10,938)	(275,612)	(11,886)	(27,195)	(91,974)	(29,469)
Class C	(1,438)	(79,187)	(4,148)	(7,245)	(3,266)	(44,722)
Class I	(669,065)	(2,226,078)	(329,936)	(370,751)	(1,959,345)	(751,823)
Class R1	—	(295)	—	—	—	—
Class R2	—	(182)	—	—	—	—
Net Expenses	3,084,532	5,750,857	109,459	185,346	9,682,998	1,280,728
NET INVESTMENT INCOME	10,392,305	17,399,259	129,226	412,879	29,428,278	5,046,351
Net realized gain/(loss) on:
Investments	9,579,742	93,641,924	(186,460)	(86,137)	(15,001,597)	381,592
Written options	—	—	—	—	—	2,927,139
Capital gains tax	—	—	—	—	(2,995,335)	—
Foreign currency related transactions	(251,398)	1,855	—	(10)	(2,332,816)	(2,700)
Total Net realized gain/(loss)	9,328,344	93,643,779	(186,460)	(86,147)	(20,329,748)	3,306,031
Net change in unrealized appreciation/ depreciation on:
Investments	34,908,754	(31,762,509)	(18,442)	2,482,737	97,622,135	4,618,572
Written options	—	—	—	—	—	(74,173)
Capital gains tax	—	—	—	—	4,709,066	—
Foreign currency related translations	197,515	243	—	—	117,605	276
Total net change in unrealized appreciation/depreciation	35,106,269	(31,762,266)	(18,442)	2,482,737	102,448,806	4,544,675
NET REALIZED AND UNREALIZED GAIN/ LOSS ON INVESTMENTS	44,434,613	61,881,513	(204,902)	2,396,590	82,119,058	7,850,706
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,826,918	$79,280,772	$(75,676)	$2,809,469	$111,547,336	$12,897,057
*Foreign taxes withheld on dividends	$1,694,815	$302,473	$—	$10,843	$4,564,189	$72,530

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Cullen International High Dividend Fund			Cullen High Dividend Equity Fund
	Year Ended June 30, 2025		Year Ended June 30, 2024	Year Ended June 30, 2025		Year Ended June 30, 2024
OPERATIONS
Net investment income	$10,392,305		$8,670,693	$17,399,259		$19,949,772
Net realized gain	9,328,344		8,452,844	93,643,779		73,561,464
Net change in unrealized appreciation/depreciation	35,106,269		18,494,956	(31,762,266)		(40,853,252)
Net Increase in net assets resulting from operations	54,826,918		35,618,493	79,280,772		52,657,984
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail Class	(205,055)		(194,790)	(10,001,682)		(9,550,518)
Class C	(22,501)		(29,814)	(2,811,523)		(2,751,770)
Class I	(13,211,668)		(11,294,321)	(83,221,066)		(77,890,142)
Class R1	—		—	(5,106)		(111,101)
Class R2	(10)		(26)	(3,379)		(69,324)
Net Decrease in net assets from distributions	(13,439,234)		(11,518,951)	(96,042,756)		(90,372,855)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail Class	4,009,146	(a)	2,452,193	9,784,878	(a)	36,607,703
Class C	—		282,110	1,378,496		2,682,828
Class I	104,733,812		89,973,454	103,562,451		129,771,530
Class R1	—		—	5,873		28,425
Class R2	—		—	1,158		68,303
Dividends reinvested
Retail Class	192,045		183,042	9,656,987		9,218,992
Class C	21,203		27,406	2,752,679		2,679,180
Class I	8,774,409		7,384,759	69,406,411		64,776,480
Class R1	—		—	5,106		111,102
Class R2	10		26	3,378		69,325
Shares redeemed
Retail Class	(3,676,918)		(3,324,196)	(23,539,448)		(57,784,825)
Class C	(199,383)		(584,481)	(6,335,261)		(11,155,296)
Class I	(113,263,020)		(71,227,255)	(237,552,828)		(312,935,609)
Class R1	—		—	(948,999	)(a)	(809)
Class R2	(818	)(a)	(14)	(596,990	)(a)	(67,401)
Redemption fees
Retail Class	—		141	—		—
Class C	—		—	409		—
Class I	—		—	292		5,882
Net Increase/(Decrease) in net assets derived from capital share transactions	590,486		25,167,185	(72,415,408)		(135,924,190)
Net Increase/(Decrease) in net assets	41,978,170		49,266,727	(89,177,392)		(173,639,061)
NET ASSETS
Beginning of year	295,867,683		246,600,956	755,130,039		928,769,100
End of year	$337,845,853		$295,867,683	$665,952,647		$755,130,039

(a)	After the close of business on October 21, 2024, Class R1 and Class R2 shares of the Fund were converted to Retail Class shares of the Fund, equal to the relative aggregate net asset value of the shareholder’s Class R1 or Class R2 shares held immediately prior to the conversion.

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Cullen Small Cap Value Fund		Cullen Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
OPERATIONS
Net investment income	$129,226	$188,080	$412,879	$407,051
Net realized gain/(loss)	(186,460)	308,737	(86,147)	1,090,411
Net change in unrealized appreciation/depreciation	(18,442)	(91,747)	2,482,737	374,389
Net Increase/(Decrease) in net assets resulting from operations	(75,676)	405,070	2,809,469	1,871,851
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail Class	(17,688)	(9,143)	(62,298)	(157,435)
Class C	(5,838)	(1,638)	(13,443)	(45,116)
Class I	(479,416)	(264,690)	(903,794)	(1,753,440)
Net Decrease in net assets from distributions	(502,942)	(275,471)	(979,535)	(1,955,991)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail Class	103,733	16,644	53,066	968,022
Class C	32,555	—	—	23,920
Class I	1,226,196	976,707	300,940	244,147
Dividends reinvested
Retail Class	17,688	9,143	62,298	157,435
Class C	5,838	1,637	13,443	45,116
Class I	478,236	264,091	903,794	1,753,440
Shares redeemed
Retail Class	(128,860)	(228,681)	(191,101)	(1,441,605)
Class C	(39,569)	(4,820)	(201,382)	(255,478)
Class I	(2,103,711)	(3,724,492)	(554,256)	(1,031,533)
Net Increase/(Decrease) in net assets derived from capital share transactions	(407,894)	(2,689,771)	386,802	463,464
Net Increase/(Decrease) in net assets	(986,512)	(2,560,172)	2,216,736	379,324
NET ASSETS
Beginning of year	10,411,506	12,971,678	22,799,195	22,419,871
End of year	$9,424,994	$10,411,506	$25,015,931	$22,799,195

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Cullen Emerging Markets High Dividend Fund		Cullen Enhanced Equity Income Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
OPERATIONS
Net investment income	$29,428,278	$18,960,578	$5,046,351	$6,145,372
Net realized gain/(loss)	(20,329,748)	14,152,794	3,306,031	(247,928)
Net change in unrealized appreciation	102,448,806	92,877,664	4,544,675	635,477
Net Increase in net assets resulting from operations	111,547,336	125,991,036	12,897,057	6,532,921
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail Class	(1,288,242)	(733,916)	(177,797)	(279,270)
Class C	(36,555)	(44,455)	(221,238)	(270,613)
Class I	(28,843,888)	(21,464,371)	(4,644,616)	(5,593,883)
From tax return of capital
Retail Class	—	—	(144,548)	(167,956)
Class C	—	—	(196,389)	(215,156)
Class I	—	—	(3,778,245)	(4,333,867)
Net Decrease in net assets from distributions	(30,168,685)	(22,242,742)	(9,162,833)	(10,860,745)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail Class	31,143,783	31,464,496	1,401,214	5,612,933
Class C	105,187	13,650	1,989,527	1,364,845
Class I	549,563,014	410,548,440	24,737,216	40,691,506
Dividends reinvested
Retail Class	1,184,698	673,558	279,697	394,190
Class C	35,783	43,617	392,604	455,723
Class I	22,604,708	19,441,776	8,009,686	9,413,722
Shares redeemed
Retail Class	(20,144,281)	(8,260,486)	(1,447,629)	(5,609,550)
Class C	(232,709)	(98,617)	(2,089,603)	(3,022,053)
Class I	(332,388,735)	(157,938,225)	(42,497,442)	(119,814,457)
Redemption fees
Retail Class	1,641	718	—	—
Class I	533	1,333	1,091	73
Net Increase/(Decrease) in net assets derived from capital share transactions	251,873,622	295,890,260	(9,223,639)	(70,513,068)
Net Increase/(Decrease) in net assets	333,252,273	399,638,554	(5,489,415)	(74,840,892)
NET ASSETS
Beginning of year	826,902,138	427,263,584	157,940,199	232,781,091
End of year	$1,160,154,411	$826,902,138	$152,450,784	$157,940,199

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021

Retail Class
Net Asset Value, Beginning of Period	$11.11	$10.17	$9.16	$10.94	$8.79

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.36	0.30	0.29	0.24	0.28
Net realized and unrealized gain/loss	1.60	1.08	1.00	(1.71)	2.15
Total from Investment Operations	1.96	1.38	1.29	(1.47)	2.43

DISTRIBUTIONS:
From distributable earnings	(0.48)	(0.44)	(0.28)	(0.31)	(0.28)
Total Distributions	(0.48)	(0.44)	(0.28)	(0.31)	(0.28)

Net Increase/(Decrease) in net asset value	1.48	0.94	1.01	(1.78)	2.15
Net Asset Value, End of Period	$12.59	$11.11	$10.17	$9.16	$10.94
TOTAL RETURN(b)	18.16%	13.92%	14.28%	(13.71%)	27.95%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$5,697	$4,480	$4,776	$4,188	$6,267
Ratio of operating expenses to average net assets excluding waivers	1.47%	1.48%	1.56%	1.51%	1.52%
Ratio of operating expenses to average net assets including waivers	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	2.91%	2.64%	2.72%	1.97%	2.57%
Ratio of net investment income to average net assets including waivers	3.13%	2.87%	3.03%	2.23%	2.84%
Portfolio turnover rate	125%	70%	63%	75%	57%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021

Class C
Net Asset Value, Beginning of Period	$11.03	$10.12	$9.11	$10.90	$8.78

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.21	0.20	0.20	0.22
Net realized and unrealized gain/loss	1.60	1.08	1.02	(1.75)	2.12
Total from Investment Operations	1.86	1.29	1.22	(1.55)	2.34

DISTRIBUTIONS:
From distributable earnings	(0.39)	(0.38)	(0.21)	(0.24)	(0.22)
Total Distributions	(0.39)	(0.38)	(0.21)	(0.24)	(0.22)

Net Increase/(Decrease) in net asset value	1.47	0.91	1.01	(1.79)	2.12
Net Asset Value, End of Period	$12.50	$11.03	$10.12	$9.11	$10.90
TOTAL RETURN(b)	17.30%	13.02%	13.50%	(14.38%)	26.92%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$675	$774	$985	$1,071	$1,387
Ratio of operating expenses to average net assets excluding waivers	2.22%	2.23%	2.31%	2.26%	2.27%
Ratio of operating expenses to average net assets including waivers	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets excluding waivers	2.09%	1.79%	1.83%	1.64%	1.93%
Ratio of net investment income to average net assets including waivers	2.31%	2.02%	2.14%	1.90%	2.20%
Portfolio turnover rate	125%	70%	63%	75%	57%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021

Class I
Net Asset Value, Beginning of Period	$11.24	$10.28	$9.25	$11.03	$8.86

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.39	0.35	0.33	0.34	0.32
Net realized and unrealized gain/loss	1.63	1.07	1.00	(1.80)	2.15
Total from Investment Operations	2.02	1.42	1.33	(1.46)	2.47

DISTRIBUTIONS:
From distributable earnings	(0.51)	(0.46)	(0.30)	(0.32)	(0.30)
Total Distributions	(0.51)	(0.46)	(0.30)	(0.32)	(0.30)

Net Increase/(Decrease) in net asset value	1.51	0.96	1.03	(1.78)	2.17
Net Asset Value, End of Period	$12.75	$11.24	$10.28	$9.25	$11.03
TOTAL RETURN(b)	18.51%	14.18%	14.63%	(13.49%)	28.24%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$331,474	$290,613	$240,839	$174,893	$188,481
Ratio of operating expenses to average net assets excluding waivers	1.22%	1.23%	1.30%	1.26%	1.27%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	3.17%	3.04%	3.06%	2.90%	2.86%
Ratio of net investment income to average net assets including waivers	3.39%	3.27%	3.36%	3.16%	3.13%
Portfolio turnover rate	125%	70%	63%	75%	57%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021

Retail Class
Net Asset Value, Beginning of Period	$14.11	$14.77	$14.83	$17.09	$14.07

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.32	0.32	0.36	0.33	0.37
Net realized and unrealized gain/loss	1.17	0.67	0.84	(0.78)	4.26
Total from Investment Operations	1.49	0.99	1.20	(0.45)	4.63

DISTRIBUTIONS:
From distributable earnings	(1.91)	(1.65)	(1.26)	(1.81)	(1.61)
Total Distributions	(1.91)	(1.65)	(1.26)	(1.81)	(1.61)

Net Increase/(Decrease) in net asset value	(0.42)	(0.66)	(0.06)	(2.26)	3.02
Net Asset Value, End of Period	$13.69	$14.11	$14.77	$14.83	$17.09
TOTAL RETURN(b)	11.69%	7.41%	8.26%	(3.53%)	35.10%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$72,647	$78,463	$94,318	$106,659	$129,052
Ratio of operating expenses to average net assets excluding waivers	1.36%	1.35%	1.36%	1.34%	1.34%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	1.90%	1.91%	2.04%	1.62%	2.04%
Ratio of net investment income to average net assets including waivers	2.26%	2.26%	2.40%	1.96%	2.38%
Portfolio turnover rate	37%	38%	35%	16%	40%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021

Class C
Net Asset Value, Beginning of Period	$13.76	$14.45	$14.55	$16.82	$13.87

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.21	0.24	0.20	0.25
Net realized and unrealized gain/loss	1.14	0.65	0.83	(0.77)	4.21
Total from Investment Operations	1.34	0.86	1.07	(0.57)	4.46

DISTRIBUTIONS:
From distributable earnings	(1.82)	(1.55)	(1.17)	(1.70)	(1.51)
Total Distributions	(1.82)	(1.55)	(1.17)	(1.70)	(1.51)

Net Increase/(Decrease) in net asset value	(0.48)	(0.69)	(0.10)	(2.27)	2.95
Net Asset Value, End of Period	$13.28	$13.76	$14.45	$14.55	$16.82
TOTAL RETURN(b)	10.79%	6.61%	7.46%	(4.30%)	34.16%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$20,650	$23,433	$30,603	$31,861	$35,626
Ratio of operating expenses to average net assets excluding waivers	2.11%	2.10%	2.11%	2.09%	2.09%
Ratio of operating expenses to average net assets including waivers	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets excluding waivers	1.14%	1.15%	1.29%	0.88%	1.30%
Ratio of net investment income to average net assets including waivers	1.50%	1.50%	1.65%	1.22%	1.64%
Portfolio turnover rate	37%	38%	35%	16%	40%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021

Class I
Net Asset Value, Beginning of Period	$14.13	$14.78	$14.84	$17.11	$14.07

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.35	0.35	0.40	0.37	0.41
Net realized and unrealized gain/loss	1.17	0.68	0.84	(0.79)	4.28
Total from Investment Operations	1.52	1.03	1.24	(0.42)	4.69

DISTRIBUTIONS:
From distributable earnings	(1.94)	(1.68)	(1.30)	(1.85)	(1.65)
Total Distributions	(1.94)	(1.68)	(1.30)	(1.85)	(1.65)

Net Increase/(Decrease) in net asset value	(0.42)	(0.65)	(0.06)	(2.27)	3.04
Net Asset Value, End of Period	$13.71	$14.13	$14.78	$14.84	$17.11
TOTAL RETURN(b)	11.93%	7.73%	8.52%	(3.35%)	35.58%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$572,655	$651,821	$802,559	$865,159	$995,683
Ratio of operating expenses to average net assets excluding waivers	1.11%	1.10%	1.11%	1.08%	1.09%
Ratio of operating expenses to average net assets including waivers	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets excluding waivers	2.14%	2.15%	2.29%	1.88%	2.29%
Ratio of net investment income to average net assets including waivers	2.50%	2.50%	2.65%	2.21%	2.63%
Portfolio turnover rate	37%	38%	35%	16%	40%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021

Retail Class
Net Asset Value, Beginning of Period	$13.01	$12.62	$13.21	$15.98	$9.40

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.17	0.19	0.14	0.01
Net realized and unrealized gain/loss	(0.10)	0.51	0.34	(1.06)	6.57
Total from Investment Operations	0.03	0.68	0.53	(0.92)	6.58

DISTRIBUTIONS:
From distributable earnings	(0.63)	(0.29)	(1.12)	(1.85)	—
Total Distributions	(0.63)	(0.29)	(1.12)	(1.85)	—

Net Increase/(Decrease) in net asset value	(0.60)	0.39	(0.59)	(2.77)	6.58
Net Asset Value, End of Period	$12.41	$13.01	$12.62	$13.21	$15.98
TOTAL RETURN(b)	(0.13%)	5.39%	3.95%	(6.35%)	70.00%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$327	$359	$559	$373	$637
Ratio of operating expenses to average net assets excluding waivers	4.50%	4.07%	4.88%	4.25%	4.87%
Ratio of operating expenses to average net assets including waivers	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment (loss) to average net assets excluding waivers	(2.27%)	(1.48%)	(2.21%)	(2.10%)	(3.55%)
Ratio of net investment income to average net assets including waivers	0.98%	1.34%	1.42%	0.90%	0.07%
Portfolio turnover rate	38%	72%	70%	31%	70%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022		For the Year Ended June 30, 2021

Class C
Net Asset Value, Beginning of Period	$11.45	$11.10	$11.66	$14.43		$8.56

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.03	0.08	0.08	(0.00	)(b)	(0.08)
Net realized and unrealized gain/loss	(0.09)	0.42	0.32	(0.92)		5.95
Total from Investment Operations	(0.06)	0.50	0.40	(0.92)		5.87

DISTRIBUTIONS:
From distributable earnings	(0.56)	(0.15)	(0.96)	(1.85)		—
Total Distributions	(0.56)	(0.15)	(0.96)	(1.85)		—

Net Increase/(Decrease) in net asset value	(0.62)	0.35	(0.56)	(2.77)		5.87
Net Asset Value, End of Period	$10.83	$11.45	$11.10	$11.66		$14.43
TOTAL RETURN(c)	(0.86%)	4.47%	3.28%	(7.11%)		68.57%

RATIOS/SUPPLEMENTAL DATA:(d)
Net Assets, End of Period (000s)	$118	$125	$125	$65		$336
Ratio of operating expenses to average net assets excluding waivers	5.22%	4.81%	5.62%	5.04%		5.96%
Ratio of operating expenses to average net assets including waivers	2.00%	2.00%	2.00%	2.00%		2.00%
Ratio of net investment (loss) to average net assets excluding waivers	(2.99%)	(2.14%)	(2.90%)	(3.07%)		(4.62%)
Ratio of net investment income/(loss) to average net assets including waivers	0.23%	0.67%	0.72%	(0.03%)		(0.66%)
Portfolio turnover rate	38%	72%	70%	31%		70%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Amount represents less than $0.005 per common share.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(d)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021

Class I
Net Asset Value, Beginning of Period	$13.60	$13.19	$13.69	$16.45	$9.68

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.22	0.24	0.18	0.05
Net realized and unrealized gain/loss	(0.11)	0.52	0.35	(1.09)	6.75
Total from Investment Operations	0.06	0.74	0.59	(0.91)	6.80

DISTRIBUTIONS:
From distributable earnings	(0.65)	(0.33)	(1.09)	(1.85)	(0.03)
Total Distributions	(0.65)	(0.33)	(1.09)	(1.85)	(0.03)

Net Increase/(Decrease) in net asset value	(0.59)	0.41	(0.50)	(2.76)	6.77
Net Asset Value, End of Period	$13.01	$13.60	$13.19	$13.69	$16.45
TOTAL RETURN(b)	0.13%	5.61%	4.25%	(6.11%)	70.34%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$8,980	$9,928	$12,288	$7,848	$7,817
Ratio of operating expenses to average net assets excluding waivers	4.22%	3.80%	4.56%	4.00%	4.72%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment (loss) to average net assets excluding waivers	(2.00%)	(1.16%)	(1.84%)	(1.85%)	(3.38%)
Ratio of net investment income to average net assets including waivers	1.22%	1.64%	1.72%	1.15%	0.34%
Portfolio turnover rate	38%	72%	70%	31%	70%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021

Retail Class

Net Asset Value, Beginning of Period	$13.53	$13.61	$13.27	$15.85	$13.87

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.22	0.19	0.20	0.25
Net realized and unrealized gain/loss	1.39	0.89	1.06	(1.10)	3.99
Total from Investment Operations	1.60	1.11	1.25	(0.90)	4.24

DISTRIBUTIONS:
From distributable earnings	(0.56)	(1.19)	(0.91)	(1.68)	(2.26)
Total Distributions	(0.56)	(1.19)	(0.91)	(1.68)	(2.26)

Net Increase/(Decrease) in net asset value	1.04	(0.08)	0.34	(2.58)	1.98
Net Asset Value, End of Period	$14.57	$13.53	$13.61	$13.27	$15.85
TOTAL RETURN(b)	12.23%	8.70%	9.67%	(6.72%)	33.12%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1,667	$1,617	$1,953	$1,947	$2,231
Ratio of operating expenses to average net assets excluding waivers	2.71%	2.68%	3.54%	2.23%	2.31%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets excluding waivers	(0.18%)	(0.04%)	(1.11%)	0.07%	0.34%
Ratio of net investment income to average net assets including waivers	1.53%	1.64%	1.43%	1.30%	1.65%
Portfolio turnover rate	19%	27%	27%	36%	40%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021

Class C
Net Asset Value, Beginning of Period	$13.49	$13.58	$13.24	$15.82	$13.85

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.12	0.09	0.09	0.12
Net realized and unrealized gain/loss	1.40	0.88	1.06	(1.11)	4.00
Total from Investment Operations	1.50	1.00	1.15	(1.02)	4.12

DISTRIBUTIONS:
From distributable earnings	(0.49)	(1.09)	(0.81)	(1.56)	(2.15)
Total Distributions	(0.49)	(1.09)	(0.81)	(1.56)	(2.15)

Net Increase/(Decrease) in net asset value	1.01	(0.09)	0.34	(2.58)	1.97
Net Asset Value, End of Period	$14.50	$13.49	$13.58	$13.24	$15.82
TOTAL RETURN(b)	11.42%	7.85%	8.88%	(7.45%)	32.18%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$368	$522	$711	$783	$596
Ratio of operating expenses to average net assets excluding waivers	3.45%	3.43%	4.28%	3.01%	3.05%
Ratio of operating expenses to average net assets including waivers	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment (loss) to average net assets excluding waivers	(0.97%)	(0.79%)	(1.85%)	(0.66%)	(0.49%)
Ratio of net investment income to average net assets including waivers	0.73%	0.89%	0.68%	0.60%	0.81%
Portfolio turnover rate	19%	27%	27%	36%	40%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021

Class I
Net Asset Value, Beginning of Period	$13.47	$13.55	$13.22	$15.80	$13.84

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.25	0.23	0.24	0.28
Net realized and unrealized gain/loss	1.39	0.89	1.05	(1.10)	3.98
Total from Investment Operations	1.64	1.14	1.28	(0.86)	4.26

DISTRIBUTIONS:
From distributable earnings	(0.59)	(1.22)	(0.95)	(1.72)	(2.30)
Total Distributions	(0.59)	(1.22)	(0.95)	(1.72)	(2.30)

Net Increase/(Decrease) in net asset value	1.05	(0.08)	0.33	(2.58)	1.96
Net Asset Value, End of Period	$14.52	$13.47	$13.55	$13.22	$15.80
TOTAL RETURN(b)	12.56%	8.98%	9.96%	(6.51%)	33.42%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$22,981	$20,660	$19,756	$20,795	$24,287
Ratio of operating expenses to average net assets excluding waivers	2.47%	2.42%	3.29%	1.98%	2.08%
Ratio of operating expenses to average net assets including waivers	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets excluding waivers	0.07%	0.22%	(0.86%)	0.31%	0.59%
Ratio of net investment income to average net assets including waivers	1.79%	1.89%	1.68%	1.54%	1.92%
Portfolio turnover rate	19%	27%	27%	36%	40%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021

Retail Class
Net Asset Value, Beginning of Period	$12.89	$10.90	$9.74	$12.30	$8.95

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.36	0.37	0.46	0.36	0.29
Net realized and unrealized gain/loss	0.98	2.03	1.14	(2.54)	3.30
Total from Investment Operations	1.34	2.40	1.60	(2.18)	3.59

DISTRIBUTIONS:
From distributable earnings	(0.38)	(0.41)	(0.44)	(0.38)	(0.24)
Total Distributions	(0.38)	(0.41)	(0.44)	(0.38)	(0.24)

Net Increase/(Decrease) in net asset value	0.96	1.99	1.16	(2.56)	3.35
Net Asset Value, End of Period	$13.85	$12.89	$10.90	$9.74	$12.30
TOTAL RETURN(b)	10.57%	22.55%	16.93%	(17.95%)	40.49%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$52,582	$36,907	$9,734	$7,492	$9,819
Ratio of operating expenses to average net assets excluding waivers	1.46%	1.47%	1.54%	1.49%	1.52%
Ratio of operating expenses to average net assets including waivers	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	2.60%	2.85%	4.26%	2.91%	2.35%
Ratio of net investment income to average net assets including waivers	2.81%	3.07%	4.55%	3.15%	2.62%
Portfolio turnover rate	118%	74%	65%	87%	80%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021

Class C
Net Asset Value, Beginning of Period	$12.66	$10.73	$9.59	$12.14	$8.84

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.24	0.37	0.28	0.21
Net realized and unrealized gain/loss	0.96	2.04	1.13	(2.51)	3.26
Total from Investment Operations	1.21	2.28	1.50	(2.23)	3.47

DISTRIBUTIONS:
From distributable earnings	(0.29)	(0.35)	(0.36)	(0.32)	(0.17)
Total Distributions	(0.29)	(0.35)	(0.36)	(0.32)	(0.17)

Net Increase/(Decrease) in net asset value	0.92	1.93	1.14	(2.55)	3.30
Net Asset Value, End of Period	$13.58	$12.66	$10.73	$9.59	$12.14
TOTAL RETURN(b)	9.72%	21.66%	16.10%	(18.58%)	39.51%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1,623	$1,612	$1,405	$1,405	$1,869
Ratio of operating expenses to average net assets excluding waivers	2.21%	2.22%	2.29%	2.24%	2.27%
Ratio of operating expenses to average net assets including waivers	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets excluding waivers	1.82%	1.85%	3.46%	2.20%	1.65%
Ratio of net investment income to average net assets including waivers	2.03%	2.06%	3.75%	2.44%	1.92%
Portfolio turnover rate	118%	74%	65%	87%	80%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021

Class I
Net Asset Value, Beginning of Period	$13.01	$10.99	$9.82	$12.39	$9.01

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.40	0.38	0.49	0.48	0.33
Net realized and unrealized gain/loss	0.99	2.07	1.14	(2.65)	3.32
Total from Investment Operations	1.39	2.45	1.63	(2.17)	3.65

DISTRIBUTIONS:
From distributable earnings	(0.41)	(0.43)	(0.46)	(0.40)	(0.27)
Total Distributions	(0.41)	(0.43)	(0.46)	(0.40)	(0.27)

Net Increase/(Decrease) in net asset value	0.98	2.02	1.17	(2.57)	3.38
Net Asset Value, End of Period	$13.99	$13.01	$10.99	$9.82	$12.39
TOTAL RETURN(b)	10.89%	22.85%	17.18%	(17.75%)	40.91%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1,105,949	$788,383	$416,125	$302,300	$289,113
Ratio of operating expenses to average net assets excluding waivers	1.22%	1.22%	1.29%	1.24%	1.27%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	2.88%	2.92%	4.52%	3.95%	2.71%
Ratio of net investment income to average net assets including waivers	3.10%	3.14%	4.81%	4.19%	2.98%
Portfolio turnover rate	118%	74%	65%	87%	80%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021

Retail Class
Net Asset Value, Beginning of Period	$10.06	$10.29	$10.15	$11.44	$8.95

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.32	0.34	0.32	0.29	0.26
Net realized and unrealized gain/loss	0.52	0.07	0.38	(0.60)	2.77
Total from Investment Operations	0.84	0.41	0.70	(0.31)	3.03

DISTRIBUTIONS:
From distributable earnings	(0.33)	(0.34)	(0.39)	(0.98)	(0.54)
From tax return of capital	(0.27)	(0.30)	(0.17)	—	—
Total Distributions	(0.60)	(0.64)	(0.56)	(0.98)	(0.54)

Net Increase/(Decrease) in net asset value	0.24	(0.23)	0.14	(1.29)	2.49
Net Asset Value, End of Period	$10.30	$10.06	$10.29	$10.15	$11.44
TOTAL RETURN(b)	8.38%	4.13%	7.11%	(3.19%)	34.77%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$5,815	$5,423	$5,154	$3,078	$2,395
Ratio of operating expenses to average net assets excluding waivers	1.52%	1.50%	1.53%	1.56%	1.81%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	2.50%	2.86%	2.54%	2.01%	1.72%
Ratio of net investment income to average net assets including waivers	3.02%	3.36%	3.07%	2.57%	2.53%
Portfolio turnover rate	150%	125%	176%	93%	139%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021

Class C
Net Asset Value, Beginning of Period	$10.08	$10.31	$10.16	$11.47	$8.98

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.26	0.24	0.20	0.18
Net realized and unrealized gain/loss	0.52	0.07	0.39	(0.59)	2.77
Total from Investment Operations	0.76	0.33	0.63	(0.39)	2.95

DISTRIBUTIONS:
From distributable earnings	(0.28)	(0.30)	(0.34)	(0.92)	(0.46)
From tax return of capital	(0.24)	(0.26)	(0.14)	—	—
Total Distributions	(0.52)	(0.56)	(0.48)	(0.92)	(0.46)

Net Increase/(Decrease) in net asset value	0.24	(0.23)	0.15	(1.31)	2.49
Net Asset Value, End of Period	$10.32	$10.08	$10.31	$10.16	$11.47
TOTAL RETURN(b)	7.56%	3.35%	6.39%	(3.88%)	33.66%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$9,106	$8,592	$10,016	$7,127	$6,590
Ratio of operating expenses to average net assets excluding waivers	2.28%	2.26%	2.29%	2.32%	2.55%
Ratio of operating expenses to average net assets including waivers	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets excluding waivers	1.73%	2.10%	1.72%	1.24%	0.96%
Ratio of net investment income to average net assets including waivers	2.26%	2.61%	2.26%	1.81%	1.76%
Portfolio turnover rate	150%	125%	176%	93%	139%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021

Class I
Net Asset Value, Beginning of Period	$10.15	$10.38	$10.23	$11.51	$9.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.34	0.36	0.35	0.31	0.29
Net realized and unrealized gain/loss	0.52	0.07	0.39	(0.59)	2.78
Total from Investment Operations	0.86	0.43	0.74	(0.28)	3.07

DISTRIBUTIONS:
From distributable earnings	(0.34)	(0.35)	(0.42)	(1.00)	(0.56)
From tax return of capital	(0.28)	(0.31)	(0.17)	—	—
Total Distributions	(0.62)	(0.66)	(0.59)	(1.00)	(0.56)

Net Increase/(Decrease) in net asset value	0.24	(0.23)	0.15	(1.28)	2.51
Net Asset Value, End of Period	$10.39	$10.15	$10.38	$10.23	$11.51
TOTAL RETURN(b)	8.57%	4.38%	7.45%	(2.90%)	35.09%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$137,530	$143,926	$217,611	$160,092	$70,940
Ratio of operating expenses to average net assets excluding waivers	1.27%	1.25%	1.28%	1.28%	1.54%
Ratio of operating expenses to average net assets including waivers	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets excluding waivers	2.74%	3.08%	2.76%	2.20%	1.96%
Ratio of net investment income to average net assets including waivers	3.26%	3.58%	3.29%	2.73%	2.75%
Portfolio turnover rate	150%	125%	176%	93%	139%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

NOTE 1 - ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, and Class I Shares of each Fund. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Effective October 2, 2024, Cullen International High Dividend Fund and Cullen High Dividend Equity Fund Class R1 and Class R2 shares were no longer available for purchase. The Class R1 and Class R2 shares were converted to Retail Class shares after the close of business on October 21, 2024, equal to the relative aggregate net asset value of the shareholder’s Class R1 or Class R2 shares held immediately prior to the conversion.

During the year ended June 30, 2025, the Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is a component of a Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Fund’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Advisor acts as the Funds’ CODM. Each Fund is considered an operating segment, and their performance and operating results are reviewed to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Funds’ adviser, Cullen Capital Management, LLC, as the valuation designee with respect to the fair valuation of each Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board of Trustees. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of June 30, 2025, all written option contracts held are exchange-traded.

Equity Linked Certificates/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in equity linked certificates (“ELCs”). The Funds may purchase ELCs pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. ELCs are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. ELCs involve transaction costs, which may be higher than those applicable to the equity securities. An investment in an ELC may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the ELC’s performance may differ from that of the underlying security. The holder of the ELC is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for an ELC or that the trading price of an ELC will equal the value of the underlying security. ELCs are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued)

valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered level 2.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as level 2 or level 3 securities in the fair value hierarchy.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued)

The following is a summary of the inputs used as of June 30, 2025 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$327,231,453	$—	$—	$327,231,453
Preferred Stocks	6,204,995	—	—	6,204,995
Total	$333,436,448	$—	$—	$333,436,448

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$577,842,858	$—	$—	$577,842,858
Exchange-Traded Funds	66,350,339	—	—	66,350,339
Total	$644,193,197	$—	$—	$644,193,197

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$9,455,253	$—	$—	$9,455,253
Total	$9,455,253	$—	$—	$9,455,253

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$22,463,649	$—	$—	$22,463,649
Exchange-Traded Funds	2,258,130	—	—	2,258,130
Total	$24,721,779	$—	$—	$24,721,779

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$1,097,309,084	$—	$—	$1,097,309,084
Preferred Stocks	22,267,292	—	—	22,267,292
Rights	—	448,812	—	448,812
Equity Linked Certificate(b)	—	26,895,955	—	26,895,955
Total	$1,119,576,376	$27,344,767	$—	$1,146,921,143

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$150,888,831	$—	$—	$150,888,831
Total	$150,888,831	$—	$—	$150,888,831
Other Financial Instruments(c)
Written Options	$(248,712)	$—	$—	$(248,712)
Total	$(248,712)	$—	$—	$(248,712)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Equity Linked Certificate are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as level 2 in the fair value hierarchy.
(c)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued)

Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Asset Derivatives Statement of Assets and Liabilities Location		Liability Derivatives Statement of Assets and Liabilities Location
	Location	Fair Value	Location	Fair Value
Cullen Emerging Markets High Dividend Fund
Equity Contracts (Rights)	Investments, at value	$448,812	N/A	$—
Total		$448,812		$—

	Asset Derivatives Statement of Assets and Liabilities Location		Liability Derivatives Statement of Assets and Liabilities Location
	Location	Fair Value	Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	N/A	$—	Written options, at value	$(248,712)
Total		$—		$(248,712)

The effect of derivatives instruments on the Statements of Operations for the year ended June 30, 2025:

Risk Exposure	Statement of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Cullen Emerging Markets High Dividend Fund
Equity Contracts (Rights)	Net realized gain/(loss) on investment securities/Net change in unrealized appreciation/depreciation on investment securities	$15,856	$448,812
Total		$15,856	$448,812

Risk Exposure	Statement of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/depreciation on written options	$2,927,139	$(74,173)
Total		$2,927,139	$(74,173)

The average value of rights contracts for the period in which the Cullen Emerging Markets High Dividend Fund held rights during the year ended June 30, 2025, is noted below:

Average Rights Value
Cullen Emerging Markets High Dividend Fund	$ 758,897

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued)

The average written call option notional value during the year ended June 30, 2025 for Cullen Enhanced Equity Income Fund was:

Average Written Option Notional Value
Cullen Enhanced Equity Income Fund	$ 24,716,367

NOTE 3 - CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Year Ended June 30, 2025		Year Ended June 30, 2024
Cullen International High Dividend Fund
Retail Class
Shares sold	361,565	(a)	233,157
Dividends reinvested	16,644		17,662
Shares redeemed	(329,007)		(317,005)
Net increase/(decrease) in shares outstanding	49,202		(66,186)
Class C
Shares sold	—		26,744
Dividends reinvested	1,860		2,687
Shares redeemed	(18,072)		(56,638)
Net decrease in shares outstanding	(16,212)		(27,207)
Class I
Shares sold	9,148,631		8,381,724
Dividends reinvested	755,107		698,988
Shares redeemed	(9,760,796)		(6,649,613)
Net increase in shares outstanding	142,942		2,431,099
Class R2
Shares sold	—		—
Dividends reinvested	1		2
Shares redeemed	(61	)(a)	(1)
Net increase/(decrease) in shares outstanding	(60)		1
Cullen High Dividend Equity Fund
Retail Class
Shares sold	697,820	(a)	2,547,458
Dividends reinvested	752,730		682,654
Shares redeemed	(1,703,245)		(4,055,083)
Net decrease in shares outstanding	(252,695)		(824,971)
Class C
Shares sold	102,660		196,786
Dividends reinvested	221,719		203,719
Shares redeemed	(472,871)		(815,205)
Net decrease in shares outstanding	(148,492)		(414,700)
Class I
Shares sold	7,565,453		9,255,963
Dividends reinvested	5,392,981		4,787,921
Shares redeemed	(17,323,848)		(22,191,254)
Net decrease in shares outstanding	(4,365,414)		(8,147,370)
Class R1
Shares sold	524		2,600
Dividends reinvested	447		10,756
Shares redeemed	(81,450	)(a)	(73)
Net increase/(decrease) in shares outstanding	(80,479)		13,283
Class R2
Shares sold	100		6,203
Dividends reinvested	288		6,516
Shares redeemed	(49,816	)(a)	(5,769)
Net increase/(decrease) in shares outstanding	(49,428)		6,950

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued)

	Year Ended June 30, 2025	Year Ended June 30, 2024
Cullen Small Cap Value Fund
Retail Class
Shares sold	7,004	1,286
Dividends reinvested	1,323	698
Shares redeemed	(9,573)	(18,690)
Net decrease in shares outstanding	(1,246)	(16,706)
Class C
Shares sold	3,037	—
Dividends reinvested	501	139
Shares redeemed	(3,564)	(439)
Net decrease in shares outstanding	(26)	(300)
Class I
Shares sold	79,601	72,598
Dividends reinvested	34,119	19,239
Shares redeemed	(153,480)	(293,304)
Net decrease in shares outstanding	(39,760)	(201,467)
CullenValue Fund
Retail Class
Shares sold	3,863	71,962
Dividends reinvested	4,641	12,240
Shares redeemed	(13,557)	(108,201)
Net decrease in shares outstanding	(5,053)	(23,999)
Class C
Shares sold	—	1,917
Dividends reinvested	1,007	3,525
Shares redeemed	(14,364)	(19,130)
Net decrease in shares outstanding	(13,357)	(13,688)
Class I
Shares sold	22,094	18,085
Dividends reinvested	67,592	136,722
Shares redeemed	(40,058)	(79,062)
Net increase in shares outstanding	49,628	75,745
CullenEmerging Markets High Dividend Fund
Retail Class
Shares sold	2,429,789	2,599,575
Dividends reinvested	90,712	57,133
Shares redeemed	(1,586,592)	(685,852)
Net increase in shares outstanding	933,909	1,970,856
Class C
Shares sold	8,578	1,181
Dividends reinvested	2,796	3,854
Shares redeemed	(19,205)	(8,588)
Net decrease in shares outstanding	(7,831)	(3,553)
Class I
Shares sold	42,580,813	34,311,588
Dividends reinvested	1,712,452	1,657,479
Shares redeemed	(25,803,050)	(13,232,802)
Net increase in shares outstanding	18,490,215	22,736,265

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued)

	Year Ended June 30, 2025	Year Ended June 30, 2024
Cullen Enhanced Equity Income Fund
Retail Class
Shares sold	135,489	555,787
Dividends reinvested	26,895	39,572
Shares redeemed	(136,701)	(557,184)
Net increase in shares outstanding	25,683	38,175
Class C
Shares sold	191,535	134,960
Dividends reinvested	37,722	45,579
Shares redeemed	(199,007)	(299,891)
Net increase/(decrease) in shares outstanding	30,250	(119,352)
Class I
Shares sold	2,329,629	4,013,707
Dividends reinvested	763,375	935,645
Shares redeemed	(4,040,258)	(11,735,875)
Net decrease in shares outstanding	(947,254)	(6,786,523)

(a)	After the close of business on October 21, 2024, Class R1 and Class R2 shares of the Fund were converted to Retail Class shares of the Fund, equal to the relative aggregate net asset value of the shareholder’s Class R1 or Class R2 shares held immediately prior to the conversion.

NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2025 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Cullen International High Dividend Fund	$380,764,958	$375,013,559
Cullen High Dividend Equity Fund	262,200,349	427,986,907
Cullen Small Cap Value Fund	4,101,854	4,885,892
Cullen Value Fund	4,414,985	4,549,457
Cullen Emerging Markets High Dividend Fund	1,363,704,588	1,100,817,586
Cullen Enhanced Equity Income Fund	235,052,463	243,102,907

NOTE 5 - FEDERAL TAX INFORMATION

As of June 30, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Total
Cullen International High Dividend Fund	$4,802,739	$(23,825,606)	$88,137,676	$69,114,809
Cullen High Dividend Equity Fund	111,910	52,811,350	334,123,092	387,046,352
Cullen Small Cap Value Fund	28,178	(370,956)	1,098,091	755,313
Cullen Value Fund	130,104	(358,312)	11,202,193	10,973,985
Cullen Emerging Markets High Dividend Fund	3,908,892	(85,115,137)	243,275,738	162,069,493
Cullen Enhanced Equity Income Fund	—	(651,384)	(228,953)	(880,337)

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued)

As of June 30, 2025 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency/ Derivatives	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes(a)
Cullen International High Dividend Fund	$89,352,972	$(1,384,910)	$169,614	$88,137,676	$245,468,386
Cullen High Dividend Equity Fund	334,206,147	(84,213)	1,158	334,123,092	310,071,263
Cullen Small Cap Value Fund	1,949,769	(851,678)	—	1,098,091	8,357,162
Cullen Value Fund	11,244,607	(42,414)	—	11,202,193	13,519,586
Cullen Emerging Markets High Dividend Fund	255,292,038	(12,094,672)	78,372	243,275,738	903,723,777
Cullen Enhanced Equity Income Fund	7,158,900	(7,316,077)	(71,776)	(228,953)	151,046,008

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sales, partnership investments, straddles, and passive foreign investment company adjustments for the Funds.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising primarily from the treatment of foreign currency, return of capital, taxable over distribution and the use of tax equalization, reclassification adjustments were made to increase (decrease) the amounts listed below:

Fund	Paid-in Capital	Total Distributable Earnings
Cullen International High Dividend Fund	$90,326	$(90,326)
Cullen High Dividend Equity Fund	6,941,682	(6,941,682)
Cullen Emerging Markets High Dividend Fund	142,555	(142,555)

At June 30, 2025, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

Fund	No Expiration Short-Term	No Expiration Long-Term	Total
Cullen International High Dividend Fund	$(23,825,606)	$—	$(23,825,606)
Cullen Emerging Markets High Dividend Fund	(85,115,137)	—	(85,115,137)
Cullen Enhanced Equity Income Fund	—	(651,384)	(651,384)

Capital losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carry forwards as described above.

Cullen Small Cap Value Fund and Cullen Value Fund elected to treat post-October capital losses of $370,956 and $358,312, respectively, as having been incurred in the following fiscal year June 30, 2025.

The tax composition of distributions paid during the year ended June 30, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
Cullen International High Dividend Fund	$13,439,234	$—	$—
Cullen High Dividend Equity Fund	17,289,204	78,753,552	—
Cullen Small Cap Value Fund	180,636	322,306	—
Cullen Value Fund	297,043	682,492	—
Cullen Emerging Markets High Dividend Fund	30,168,685	—	—
Cullen Enhanced Equity Income Fund	5,043,651	—	4,119,182

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued)

The tax composition of distributions paid during the year ended June 30, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
Cullen International High Dividend Fund	$11,518,951	$—	$—
Cullen High Dividend Equity Fund	19,945,544	70,427,311	—
Cullen Small Cap Value Fund	188,080	87,391	—
Cullen Value Fund	407,128	1,548,863	—
Cullen Emerging Markets High Dividend Fund	22,242,742	—	—
Cullen Enhanced Equity Income Fund	6,143,766	—	4,716,979

NOTE 6 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2026, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00% and 1.00% of the average daily net assets of the Retail Class, Class C and Class I, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75% and 0.75% of the average daily net assets of the Retail Class, Class C and Class I, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00% and 1.00% of the average daily net assets of the Retail Class, Class C, Class I, respectively; the Cullen Value Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75% and 0.75% of the average daily net assets of the Retail Class, Class C and Class I, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00% and 1.00% of the average daily net assets of the Retail Class, Class C, and Class I, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75% and 0.75% of the average daily net assets of the Retail Class, Class C and Class I, respectively. To the extent that the Investment Advisor reimburses a Fund or waives fees otherwise payable by a Fund to the Investment Advisor during any year with respect to a class of the Fund, and the total expenses borne by such respective class, (including the Investment Advisor’s fee and any such reimbursement but excluding all acquired fund fees and expenses, interest, taxes, and extraordinary expenses) does not exceed the limits described above, the Fund agrees to reimburse the Investment Adviser for such reimbursements or fee waivers, provided that such do not exceed expense limitations in place at the time the expenses or fees were waived or existing expense limitations. Any amounts that may be payable by a Fund to the Investment Advisor after the third year following the time the expenses were initially incurred by the Fund or waived/reimbursed by the Investment Advisor to the Fund, whichever is later, shall be extinguished and the Fund shall have no further obligation to pay the Investment Advisor for such reimbursement or fee waiver.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued)

As of June 30, 2025, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
	2026	2027	2028
Cullen International High Dividend Fund
Retail Class	$14,020	$10,765	$10,938
Class C	3,149	1,937	1,438
Class I	610,285	601,607	669,065
Total	$627,454	$614,309	$681,441
Cullen High Dividend Equity Fund
Retail Class	$365,599	$298,532	$275,612
Class C	112,052	92,090	79,187
Class I	3,051,411	2,475,106	2,226,078
Total	$3,529,062	$2,865,728	$2,580,877
Cullen Small Cap Value Fund
Retail Class	$30,988	$11,920	$11,886
Class C	3,859	3,495	4,148
Class I	368,384	310,944	329,936
Total	$403,231	$326,359	$345,970
Cullen Value Fund
Retail Class	$50,641	$29,561	$27,195
Class C	19,665	10,030	7,245
Class I	527,536	328,810	370,751
Total	$597,842	$368,401	$405,191
Cullen Emerging Markets High Dividend Fund
Retail Class	$23,719	$42,819	$91,974
Class C	4,046	3,203	3,266
Class I	967,747	1,283,330	1,959,345
Total	$995,512	$1,329,352	$2,054,585
Cullen Enhanced Equity Income Fund
Retail Class	$28,870	$34,433	$29,469
Class C	47,118	45,451	44,722
Class I	937,747	794,701	751,823
Total	$1,013,735	$874,585	$826,014

The investment advisory fees with respect to each Fund payable to the Investment Advisor (subject to any fee reductions pursuant to the expense limitation agreements in effect at any time) is paid by such Fund as of each month-end. To the extent any fee reductions or expense reimbursements made pursuant to the expense limitation agreements exceed the investment advisory fee payable to the Investment Advisor for a month, the Investment Advisor remits payment representing the difference to the applicable Fund shortly following each month end.

Paralel Technologies LLC (“PRT”) serves as the Funds’ administrator and transfer agent and provides all administrative, fund accounting and transfer agency services to the Funds. Paralel Distributors LLC, an affiliate of PRT, serves as the Funds’ distributor. Brown Brothers Harriman & Co. serves as the Funds’ custodian.

NOTE 7 - DISTRIBUTION PLAN

The Funds’ have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% and 1.00% of the average daily net assets of Retail Class and Class C, respectively. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

NOTE 8 - FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund may invest in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

NOTE 9 - EMERGING MARKET RISK

All of the risks of investing in foreign securities are heightened by investing in emerging markets. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse, less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price and may be particularly sensitive to certain economic changes.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued)

NOTE 10 - AFFILIATED SHAREHOLDERS

At June 30, 2025, the Cullen Small Cap Value Fund had one affiliated shareholder who held 49.63% of the Fund’s outstanding shares, and affiliates of the Investment Advisor collectively held 58.96% of the Fund’s outstanding shares. Similarly, for the Cullen Value Fund, one affiliated shareholder held 45.87% of the Fund’s outstanding shares, and affiliates of the Investment Advisor collectively held 51.84%. Investment activities of these significant shareholders could have a material effect on the respective Funds.

NOTE 11 - SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the date of issuance of the financial statements. Effective August 5, 2025, the Cullen Emerging Markets High Dividend Fund made Class R6 shares available for purchase.

Cullen Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Cullen Funds Trust and Shareholders of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund (constituting Cullen Funds Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2025, the related statements of operations for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2025 and each of the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

August 25, 2025

We have served as the auditor of one or more investment companies in Cullen Funds Trust since 2000.

PricewaterhouseCoopers LLP, 601 South Figueroa, Los Angeles, CA 90017

T: (213) 356 6000, www.pwc.com/us

Cullen Funds

UNAUDITED TAX DESIGNATIONS

June 30, 2025 (Unaudited)

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Cullen High Dividend Equity Fund designates $85,695,234, Cullen Small Cap Value Fund designates $322,306, and Cullen Value Fund designates $682,492 as long-term capital gain distributions. The Cullen High Dividend Equity Fund’s paid-in capital has been adjusted by $6,941,682 all of which is long-term capital gain, for distributions in connection with share redemptions (tax equalization).

The Funds designate the following as percentages of taxable ordinary income distributions, up to maximum amount allowable, for the calendar year ended December 31, 2024:

	Dividends Received Deduction	Qualified Dividend Income Percentage
Cullen International High Dividend Fund	0.00%	62.01%
Cullen High Dividend Equity Fund	94.50%	100.00%
Cullen Small Cap Value Fund	70.52%	70.44%
Cullen Value Fund	100.00%	100.00%
Cullen Emerging Markets High Dividend Fund	0.00%	56.12%
Cullen Enhanced Equity Income Fund	31.47%	41.22%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

The Funds designate the following for federal income tax purposes for the year ended June 30, 2025:

	Foreign Taxes Paid	Foreign Source Income
Cullen International High Dividend Fund	$1,591,139	$12,397,903
Cullen Emerging Markets High Dividend Fund	$3,794,500	$41,895,111

The percentage of the ordinary dividends reported by each Fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is as follows:

Section 163(j) Interest Dividend %
Cullen International High Dividend Fund	1.07%
Cullen High Dividend Equity Fund	1.34%
Cullen Small Cap Value Fund	0.91%
Cullen Value Fund	2.53%
Cullen Emerging Markets High Dividend Fund	1.74%
Cullen Enhanced Equity Income Fund	3.66%

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

Paralel Distributors LLC

1700 Broadway, Suite 1850

Denver, CO 80290

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1900 16th Street, Suite 1600

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, NY 10019

ADMINISTRATOR AND ACCOUNTANT

Paralel Technologies LLC

1700 Broadway, Suite 1850

Denver, CO 80290

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Paralel Technologies LLC

1700 Broadway, Suite 1850

Denver, CO 80290

CUSTODIAN

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Must be accompanied or preceded by a prospectus.

Paralel Distributors LLC is the Distributor for the Cullen Funds.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the registrant during the period covered by this report to: (1) All trustees for regular compensation; (2) Each trustee for special compensation; (3) All officers; and (4) Each person of whom any officer or trustee of the Fund is an affiliated person is included in the financial statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

At the May 15, 2025 meeting (“Meeting”) of the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved Cullen Capital Management LLC (the “Adviser”) to continue to serve as investment adviser to the Cullen High Dividend Equity Fund (the “High Dividend Fund”), the Cullen International High Dividend Fund (the “International Fund”), the Cullen Small Cap Value Fund (the “Small Cap Fund”), the Cullen Value Fund (the “Value Fund”), the Cullen Emerging Markets High Dividend Fund (the “Emerging Markets Fund”), and the Cullen Enhanced Equity Income Fund (the “Equity Income Fund”) (each, a “Fund” and collectively, the “Funds”) and approved the continuation of the separate investment advisory agreements between the Adviser and the Trust with respect to each Fund (the “Investment Advisory Agreements”), upon the same terms and conditions set forth therein, for an additional one-year period. The Independent Trustees discussed in executive sessions prior to the Meeting and at the Meeting itself, and discussed the approval of the Investment Advisory Agreements with counsel at each such instance, who provided assistance and advice.

In considering the approval of the continuation of the Investment Advisory Agreements for the Funds, the Independent Trustees reviewed, among other things, the following items about the Adviser and the Funds, including: (i) copies of the Investment Advisory Agreements and Expense Limitation Agreements with respect to the Adviser’s management of each Fund; (ii) information describing the nature, quality, and extent of the services the Adviser will provide to each Fund, and the fees the Adviser receives from each Fund; (iii) information about the fees charged to other accounts managed by the Adviser’s affiliate, Schafer Cullen Capital Management, Inc.; (iv) information concerning the Adviser’s financial condition, the profitability of managing the Funds to the Adviser, the business, operations and compliance program of the Adviser; (v) a copy of the current Form ADV for the Adviser; (vi) the Adviser’s responses to certain questions submitted by the Independent Trustees relating to the renewal process; and (vi) data compiled by FUSE Research Network LLC (“FUSE”) comparing, among other things, the advisory fees, expenses and performance of the Funds with fees, expenses and performance of other funds with similar investment objectives, policies and structure and to advisory fees paid by other clients of the Adviser. The Independent Trustees also considered the memorandum from Sidley Austin on the responsibilities of trustees in considering advisory arrangements under the 1940 Act described above as well as oral and written information presented at Board meetings throughout the year.

In considering the approval of the continuation of the Investment Advisory Agreements, the Independent Trustees considered and discussed the following with respect to each Fund:

The nature, extent, and quality of services provided to each Fund by the Adviser. The Independent Trustees reviewed the services that the Adviser provides to each Fund. In connection with the investment advisory services provided to each Fund, the Independent Trustees noted the responsibilities that the Adviser has as the Funds’ investment adviser, including, among other things: portfolio management and asset allocation; overall supervisory responsibility for the general management and investment of each Fund’s portfolio securities, including its role as valuation designee; and ultimate responsibility, subject to oversight by the Board, for the implementation of Board directives as they relate to the Funds.

The Independent Trustees reviewed the Adviser’s experience, resources (including assets and similar financial data), profitability from managing the Funds, and strengths in managing the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Adviser’s ability to render such services based on its experience, operations and resources.

Comparison of services provided and fees charged by the Adviser and other investment advisors to similar clients, and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds. The Independent Trustees then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreements to contracts of other registered investment advisers providing services to similar funds. In particular, the Independent Trustees compared each Fund’s advisory fee and expense ratio to the advisory fees and expense ratios of other investment companies considered to be in such Fund’s peer group as discussed in the FUSE report. The Independent Trustees reviewed such comparisons on a quarterly basis as presented by FUSE but also such comparisons on a longer-term basis that reflected the performance of both the Funds and such peer funds over such period. The Independent Trustees noted that the Adviser has entered into expense limitation agreements whereby the Adviser reimburses expenses and/or waives fees to keep the expenses through October 31, 2026 for the: (i) High Dividend Fund’s Retail Class, Class C, and Class I shares to 1.00%, 1.75% and 0.75% respectively, of the average net asset value of such respective Class; (ii) International Fund’s Retail Class, Class C, and Class I shares of the Fund to 1.25%, 2.00% and 1.00%, respectively, of the average net asset value of such respective Class; (iii) Small Cap Fund’s Retail Class, Class C and Class I, shares of the Fund to 1.25%, 2.00% and 1.00%, respectively, of the average net asset value of such respective Class; (iv) Emerging Markets Fund’s Retail Class, Class C and Class I, of the Fund to 1.25%, 2.00% and 1.00%, of the average net asset value of such respective Class; (v) Value Fund’s Retail Class, Class C and Class I, to 1.00%, 1.75% and 0.75%, respectively, of the average net asset value of such respective Class; and (vi) Equity Income Fund’s Retail Class, Class C and Class I, to 1.00%, 1.75% and 0.75%, respectively, of the average net asset value of such respective Class.

The Board also received and considered information about the fee rates charged to other accounts managed by the Adviser, including institutional accounts, and whether the Adviser was required to provide comparable, or lesser services, to such other accounts. The Independent Trustees noted that the fees charged by all Funds were reasonable in light of the overall scope of services provided by the Adviser to the Funds.

After comparing each Fund’s fees with those of other funds in such Fund’s peer group and considering the information about the fee rates charged to other accounts managed by the Adviser, and in light of the nature, quality, and extent of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, the Independent Trustees concluded that the level of fees paid to the Adviser with respect to each Fund were fair and reasonable.

The Adviser’s profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees discussed potential economies of scale and discussed the Adviser’s profitability, including the income it received in connection with its management of the Funds. The Independent Trustees discussed with representatives of the Adviser the costs of, and profitability to, the Adviser in connection with its serving as investment advisor to each Fund, including operational costs incurred.

Investment performance of the Funds. The Independent Trustees considered the investment performance of the Funds on a quarterly basis, and for the one-, three- and five-year periods. In particular, the Independent Trustees considered the investment performance of the Funds relative to their stated objectives and the Adviser’s success in reaching such objectives. The Independent Trustees considered each Fund’s investment performance, including risk-adjusted returns, compared to the benchmark index that each Fund uses for comparison in its prospectus and shareholder reports.

Expenses. The Independent Trustees considered each Fund’s total expense ratio (both including and excluding each Fund’s fee waiver and expense limitation arrangement) compared to the total expense ratios (both including and excluding each fund’s fee waiver and expense limitation arrangement) of other funds in each Fund’s peer group. The Independent Trustees noted that each Fund’s total expense ratio (including the Fund’s fee waiver and expense limitation arrangement) was within the range of the total expense ratios of other funds in each Fund’s peer group (including the peer group’s fee waiver and expense limitation arrangements), taking into account the performance of the Funds versus such peer group over a quarterly and longer-term basis. The Board also considered the extent to which the Adviser currently waives management fees and/or reimburses expenses for a Fund and its share classes, including the basis for the various representations of the Adviser made in the weeks leading up to the Meeting, that the expense limitation agreements did not constitute a cross-subsidization by one share class of the fees of another share class.

Conclusion. After extensive discussion, it was determined that no single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided by the Adviser to the High Dividend Fund, International Fund, Small Cap Fund, Emerging Markets Fund, Value Fund, and Equity Income Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Independent Trustees also found the investment advisory fees to be reasonable in comparison to the fees charged by advisors to other comparable funds of similar size. As a result, the Independent Trustees concluded that the continuation of each Investment Advisory Agreement was in the best interests of each Fund.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Registrant’s Code of Ethics, which is the subject of the disclosure required by Item 2 of Form N-CSR, is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(4)	None.

(a)(5)	There was no change in the registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 4, 2025

By:	/s/ Stephen O’Neil
Stephen O’Neil
Treasurer

Date:	September 4, 2025